UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Funds		Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC		$709,916,699
Master Total Return Portfolio of Master Bond LLC		469,796,843
Total Mutual Funds (Cost – $1,181,592,196) – 99.3%		1,179,713,542

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)
Total Short-Term Securities (Cost - $9,279,243) – 0.8%	9,279,243	9,279,243
Total Investments (Cost - $1,190,871,439) – 100.1%		1,188,992,785
Liabilities in Excess of Other Assets– (0.1)%		(1,591,526)
Net Assets – 100.0%		$1,187,401,259

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,606,763	672,480	9,279,243	$5,386

(b)	Represents the current yield as of report date.

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of Master Large Cap Core Portfolio and Master Total Return Portfolio was $709,916,699 and $469,796,843, respectively and 21.1% and 11.3%, respectively.

•

The Fund records its investments in the Master Portfolios at fair value. The Fund’s investments in the Master Portfolios are valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolios.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BALANCED CAPITAL FUND, INC.	JUNE 30, 2011	1

Schedule of Investments (concluded)	BlackRock Balanced Capital Fund, Inc.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Mutual Funds	—	$1,179,713,542	—	$1,179,713,542
Short-Term Securities	$9,279,243	—	—	9,279,243
Total	$9,279,243	$1,179,713,542	—	$1,188,992,785

2	BLACKROCK BALANCED CAPITAL FUND, INC.	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 14.1%
Auto Components — 0.4%
TRW Automotive Holdings Corp. (a)	220,000	$12,986,600
Diversified Consumer Services — 3.5%
Apollo Group, Inc., Class A (a)	760,000	33,196,800
Career Education Corp. (a)	820,000	17,343,000
H&R Block, Inc.	2,110,000	33,844,400
ITT Educational Services, Inc. (a)(b)	440,000	34,425,600
		118,809,800
Leisure Equipment & Products — 0.1%
Polaris Industries, Inc.	40,000	4,446,800
Media — 6.2%
CBS Corp., Class B	1,410,000	40,170,900
DIRECTV, Class A (a)	850,000	43,197,000
DISH Network Corp. (a)	1,200,000	36,804,000
Gannett Co., Inc.	580,000	8,305,600
Interpublic Group of Cos., Inc.	2,960,000	37,000,000
Liberty Media Holding Corp. - Capital (a)	270,000	23,152,500
Sirius XM Radio, Inc. (a)(b)	8,400,000	18,396,000
		207,026,000
Specialty Retail — 3.9%
Foot Locker, Inc.	1,420,000	33,739,200
Limited Brands, Inc.	890,000	34,220,500
PetSmart, Inc.	750,000	34,027,500
Williams-Sonoma, Inc.	810,000	29,556,900
		131,544,100
Total Consumer Discretionary		474,813,300
Consumer Staples — 7.0%
Beverages — 2.0%
Coca-Cola Enterprises, Inc.	470,000	13,714,600
Constellation Brands, Inc., Class A (a)	830,000	17,280,600
Dr. Pepper Snapple Group, Inc.	850,000	35,640,500
		66,635,700
Food & Staples Retailing — 1.1%
The Kroger Co.	1,490,000	36,952,000
Food Products — 0.7%
Flowers Foods, Inc.	100,000	2,204,000
Smithfield Foods, Inc. (a)	990,000	21,651,300
		23,855,300
Household Products — 0.3%
The Procter & Gamble Co.	150,000	9,535,500
Personal Products — 1.1%
Herbalife Ltd.	640,000	36,889,600
Tobacco — 1.8%
Philip Morris International, Inc.	920,000	61,428,400
Total Consumer Staples		235,296,500

Common Stocks	Shares	Value
Energy — 10.7%
Energy Equipment & Services — 1.4%
Exterran Holdings, Inc. (a)	460,000	$9,121,800
Helmerich & Payne, Inc.	130,000	8,595,600
McDermott International, Inc. (a)	1,540,000	30,507,400
		48,224,800
Oil, Gas & Consumable Fuels — 9.3%
Chevron Corp.	190,000	19,539,600
Exxon Mobil Corp.	870,000	70,800,600
Frontier Oil Corp.	1,040,000	33,602,400
HollyFrontier Corp.	500,000	34,700,000
Marathon Oil Corp.	840,000	44,251,200
Murphy Oil Corp.	500,000	32,830,000
Tesoro Corp. (a)	1,590,000	36,426,900
Valero Energy Corp.	1,530,000	39,122,100
		311,272,800
Total Energy		359,497,600
Financials — 5.5%
Capital Markets — 1.1%
SEI Investments Co.	160,000	3,601,600
TD Ameritrade Holding Corp.	1,770,000	34,532,700
		38,134,300

Consumer Finance — 1.4%
Capital One Financial Corp.	140,000	7,233,800
Discover Financial Services, Inc.	1,440,000	38,520,000
		45,753,800
Diversified Financial Services — 2.0%
JPMorgan Chase & Co.	210,000	8,597,400
Leucadia National Corp.	340,000	11,594,000
Moody’s Corp.	280,000	10,738,000
The NASDAQ Stock Market, Inc. (a)	1,440,000	36,432,000
		67,361,400
Insurance — 1.0%
Assurant, Inc.	780,000	28,290,600
Principal Financial Group, Inc.	210,000	6,388,200
		34,678,800
Total Financials		185,928,300
Health Care — 21.4%
Biotechnology — 3.0%
Amgen, Inc. (a)	790,000	46,096,500
Biogen Idec, Inc. (a)	390,000	41,698,800
Myriad Genetics, Inc. (a)	610,000	13,853,100
		101,648,400
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	230,000	13,728,700
Health Care Providers & Services — 10.3%
AMERIGROUP Corp. (a)	80,000	5,637,600

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
Aetna, Inc.	820,000	$36,153,800
AmerisourceBergen Corp.	880,000	36,432,000
CIGNA Corp.	710,000	36,515,300
Cardinal Health, Inc.	820,000	37,244,400
Coventry Health Care, Inc. (a)	840,000	30,634,800
Health Management Associates, Inc., Class A (a)	3,180,000	34,280,400
Humana, Inc.	170,000	13,691,800
Lincare Holdings, Inc.	510,000	14,927,700
McKesson Corp.	50,000	4,182,500
Tenet Healthcare Corp. (a)	1,030,000	6,427,200
UnitedHealth Group, Inc.	920,000	47,453,600
WellPoint, Inc.	530,000	41,748,100
		345,329,200
Life Sciences Tools & Services — 1.3%
Illumina, Inc. (a)	360,000	27,054,000
Pharmaceutical Product Development, Inc.	650,000	17,446,000
		44,500,000
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	1,530,000	44,308,800
Eli Lilly & Co.	1,180,000	44,285,400
Forest Laboratories, Inc. (a)	970,000	38,159,800
Johnson & Johnson	200,000	13,304,000
Pfizer, Inc.	3,600,000	74,160,000
		214,218,000
Total Health Care		719,424,300
Industrials — 6.5%
Aerospace & Defense — 0.9%
Raytheon Co.	590,000	29,411,500
Airlines — 1.1%
Southwest Airlines Co.	3,200,000	36,544,000
Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	180,000	6,953,400
Construction & Engineering — 2.2%
Chicago Bridge & Iron Co. NV	310,000	12,059,000
Fluor Corp.	570,000	36,856,200
KBR, Inc.	680,000	25,629,200
		74,544,400
Industrial Conglomerates — 0.6%
General Electric Co.	1,080,000	20,368,800
Machinery — 1.5%
AGCO Corp. (a)	210,000	10,365,600
Manitowoc Co.	1,630,000	27,449,200
Timken Co.	250,000	12,600,000
		50,414,800
Total Industrials		218,236,900

Common Stocks	Shares	Value
Information Technology — 25.1%
Communications Equipment — 1.1%
Motorola Solutions, Inc. (a)	810,000	$37,292,400
Computers & Peripherals — 5.2%
Apple, Inc. (a)	130,000	43,637,100
Dell, Inc. (a)(b)	2,470,000	41,174,900
Lexmark International, Inc.,
Class A (a)	850,000	24,871,000
Seagate Technology	2,070,000	33,451,200
Western Digital Corp. (a)	910,000	33,105,800
		176,240,000
Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc.	1,980,000	35,937,000
Vishay Intertechnology, Inc. (a)	2,050,000	30,832,000
		66,769,000
Internet Software & Services — 0.2%
Rackspace Hosting, Inc. (a)	180,000	7,693,200
IT Services — 2.1%
Global Payments, Inc.	270,000	13,770,000
International Business Machines Corp.	100,000	17,155,000
SAIC, Inc. (a)	200,000	3,364,000
The Western Union Co.	1,860,000	37,255,800
		71,544,800
Semiconductors & Semiconductor Equipment — 11.2%
Altera Corp.	850,000	39,397,500
Applied Materials, Inc.	2,950,000	38,379,500
Atmel Corp. (a)	2,430,000	34,190,100
Cypress Semiconductor Corp. (a)	1,520,000	32,132,800
Fairchild Semiconductor International, Inc. (a)	1,300,000	21,723,000
Lam Research Corp. (a)	800,000	35,424,000
Maxim Integrated Products, Inc.	1,430,000	36,550,800
Novellus Systems, Inc. (a)	1,010,000	36,501,400
Nvidia Corp. (a)	2,030,000	32,348,050
ON Semiconductor Corp. (a)	3,150,000	32,980,500
Teradyne, Inc. (a)	2,380,000	35,224,000
		374,851,650
Software — 3.3%
Autodesk, Inc. (a)	770,000	29,722,000
Cadence Design Systems, Inc. (a)	2,250,000	23,760,000
Microsoft Corp.	640,000	16,640,000
Symantec Corp. (a)	2,020,000	39,834,400
		109,956,400
Total Information Technology		844,347,450
Materials — 4.5%
Chemicals — 0.8%
Huntsman Corp.	1,440,000	27,144,000
Westlake Chemical Corp.	10,000	519,000
		27,663,000

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	2

Schedule of Investments (continued)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Containers & Packaging — 0.4%
Ball Corp.	170,000	$6,538,200
Sealed Air Corp.	260,000	6,185,400
		12,723,600
Metals & Mining — 2.2%
Alcoa, Inc.	2,270,000	36,002,200
Cliffs Natural Resources, Inc.	420,000	38,829,000
		74,831,200
Paper & Forest Products — 1.1%
Domtar Corp.	90,000	8,524,800
MeadWestvaco Corp.	840,000	27,980,400
		36,505,200
Total Materials		151,723,000
Telecommunication Services — 2.6%
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	410,000	12,878,100
Wireless Telecommunication Services — 2.2%
MetroPCS Communications, Inc. (a)	2,100,000	36,141,000
Sprint Nextel Corp. (a)	7,210,000	38,861,900
		75,002,900
Total Telecommunication Services		87,881,000
Utilities — 2.6%
Independent Power Producers & Energy Traders — 2.2%
The AES Corp. (a)	2,890,000	36,818,600
NRG Energy, Inc. (a)	1,480,000	36,378,400
		73,197,000
Multi-Utilities — 0.4%
Ameren Corp.	490,000	14,131,600
Total Utilities		87,328,600
Total Long-Term Investments (Cost – $2,815,740,674) – 100.0%		3,364,476,950

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.10% (c)(d)(e)	$37,697	37,697,475
Total Short-Term Securities (Cost – $37,697,475) – 1.1%		37,697,475

		Value
Total Investments (Cost – $2,853,438,149*) – 101.1%		$3,402,174,425
Liabilities in Excess of Other Assets – (1.1)%		(36,744,643)
Net Assets – 100.0%		$3,365,429,782

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,853,438,149
Gross unrealized appreciation	$613,738,269
Gross unrealized depreciation	(65,001,993)
Net unrealized appreciation	$548,736,276

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2010	Net Activity	Beneficial Interest Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$564
BlackRock Liquidity Series, LLC Money Market Series	$113,624,600	$(75,927,125)	$37,697,475	$53,505

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,364,476,950	—	—	$3,364,476,950
Short-Term Securities	—	$37,697,475	—	37,697,475
Total	$3,364,476,950	$37,697,475	—	$3,402,174,425

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	4

Schedule of Investments June 30, 2011 (Unaudited)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	9,142	$9,793,087
Series 2010-2A, Class A, 4.07%, 1/15/48		4,725	4,789,714
Series 2010-3A, Class A, 3.82%, 12/15/48		8,964	8,860,795
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 0.91%, 12/25/33		581	471,239
Series 2005-ASP1, Class M1, 0.87%, 9/25/35		11,203	3,622,412
Series 2006-CW1, Class A2C, 0.33%, 7/25/36		1,680	942,433
Bear Stearns Asset-Backed Securities Trust (b):
Series 2005-4, Class A, 0.52%, 1/25/36		117	116,228
Series 2006-HE10, Class 21A1, 0.26%, 12/25/36		3,372	3,163,239
Capital One Multi-Asset Execution Trust (b):
Series 2006-A5, Class A5, 0.25%, 1/15/16		3,310	3,300,239
Series 4-3C, 6.63%, 4/19/17	GBP	3,400	5,671,680
Capmark Finance, 7.43%, 12/01/22		8,843	8,843,184
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 0.24%, 1/25/37 (b)	USD	61	60,216
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.29%, 5/16/16 (b)		26,370	26,687,397
Series 2009-A12, Class A12, 3.35%, 8/15/16		5,860	5,999,210
Series 2009-A13, Class A13, 5.35%, 8/15/18		9,045	9,889,261

Asset-Backed Securities	Par (000)		Value
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.81%, 9/25/33	USD	868	$734,123
Series 2004-5, Class A, 0.64%, 10/25/34		1,194	1,001,431
Series 2006-13, Class 3AV2, 0.34%, 1/25/37		2,366	1,652,503
Series 2006-17, Class 2A2, 0.34%, 3/25/47		1,155	739,517
Series 2006-25, Class 2A1, 0.26%, 6/25/47		33	32,972
Series 2007-1, Class 2A1, 0.24%, 7/25/37		143	139,888
Series 2007-11, Class 2A1, 0.25%, 6/25/47		35	34,211
Series 2007-12, Class 2A1, 0.54%, 8/25/47		80	75,915
DT Auto Owner Trust, Series 2011- 2A, Class B, 2.12%, 2/16/16 (a)		3,899	3,875,850
Fannie Mae Mortgage-Backed Securities, Series 2003-W5, Class A, 0.41%, 4/25/33 (b)		14	13,349
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.26%, 3/25/36 (b)		34	16,083
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	3,647	5,324,951
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.30%, 7/25/37 (b)	USD	161	156,768
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.55%, 11/25/35 (b)		8,340	3,205,105
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.49%, 12/25/34 (b)		820	728,825

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MBIA	Municipal Bond Investors Assurance
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RB	Revenue Bonds
RUB	Russian Ruble
SEK	Swedish Krona
TBA	To Be Announced
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	1

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.37%, 8/23/27 (b)	USD	11,905	$11,268,009
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.45%, 6/25/35 (b)		2,543	2,443,725
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.83%, 7/25/33 (b)		1,850	1,508,963
RAAC, Series 2005-SP2, Class 2A, 0.49%, 6/25/44 (b)		6,739	4,794,214
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.77%, 7/25/33 (b)		820	530,858
Scholar Funding Trust, Series 2011-A, Class A, 1.17%, 10/28/43 (a)(b)		6,461	6,432,920
SLM Student Loan Trust (b):
Series 2004-A, Class A3, 0.65%, 6/15/33		1,905	1,663,650
Series 2004-B, Class A2, 0.45%, 6/15/21		7,066	6,891,819
Series 2008-5, Class A3, 1.57%, 1/25/18		9,520	9,779,896
Series 2008-5, Class A4, 1.97%, 7/25/23		30,815	32,201,062
Series 2009-B, Class A1, 6.19%, 7/15/42 (a)		10,036	9,554,470
Series 2010-C, Class A1, 1.84%, 12/15/17 (a)		6,792	6,838,700
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		6,931	6,933,130
Series 2011-S1A, Class C, 2.01%, 8/15/16		6,224	6,223,768
Series 2011-WO, Class C, 3.19%, 10/15/15		6,580	6,649,812
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		8,380	8,407,573
Series 2010-2, Class C, 3.89%, 7/17/17		9,885	10,121,663
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		7,668	7,734,408
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		8,015	8,194,706
Series 2011-1, Class D, 4.01%, 2/15/17		9,755	9,686,657
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		7,051	7,056,968
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		5,831	5,837,983
Small Business Administration:
Series 2002-P10, Class 1, 5.20%, 8/10/12		79	82,416
Series 2003-P10A, Class 1, 4.52%, 2/10/13		9	9,343

Asset-Backed Securities	Par (000)		Value
Small Business Administration (concluded):
Series 2004-P10, Class 1, 4.50%, 2/10/14	USD	214	$224,702
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A2, 0.30%, 10/25/36 (b)		253	247,016
Structured Asset Securities Corp.:
Series 2003-Al2, Class A, 3.36%, 1/25/31 (a)		455	418,950
Series 2004-23XS, Class 2A1, 0.49%, 1/25/35 (b)		2,353	1,652,137
Series 2005-GEL2, Class A, 0.47%, 4/25/35 (b)		754	678,413
Series 2006-BC6, Class A2, 0.27%, 1/25/37 (b)		2,591	2,548,959
Series 2007-BC1, Class A2, 0.24%, 2/25/37 (b)		499	482,980
Total Asset-Backed Securities – 6.9%			287,041,695

Common Stocks	Shares
Media — 0.0%
McClatchy Co., Class A (c)		224,455	630,719
Total Common Stocks – 0.0%			630,719

Corporate Bonds	Par (000)
Aerospace & Defense — 0.1%
Finmeccanica Finance SA, 5.25%, 1/21/22	EUR	2,200	3,181,827
Air Freight & Logistics — 0.1%
PostNL NV, 5.38%, 11/14/17		3,500	5,288,929
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20	USD	2,925	2,981,011
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 1/15/20		8,165	8,994,548
Capital Markets — 3.1%
CDP Financial, Inc. (a):
3.00%, 11/25/14		17,845	18,563,101
4.40%, 11/25/19		10,420	10,670,768
Credit Suisse AG:
2.60%, 5/27/16 (a)		6,330	6,314,934
5.40%, 1/14/20		2,820	2,854,906
Credit Suisse Group Finance US, Inc., 3.63%, 9/14/20 (b)	EUR	830	1,141,000
Deutsche Bank AG, 5.00%, 6/24/20		4,000	5,695,341

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	2

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	USD	7,960	$8,540,594
3.70%, 8/01/15		15,790	16,078,452
3.63%, 2/07/16		36,006	36,396,953
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(d)		7,360	3,680
Morgan Stanley:
2.76%, 5/14/13 (b)		17,250	17,710,920
4.00%, 7/24/15		4,450	4,528,725
			128,499,374
Chemicals — 0.2%
CF Industries, Inc., 7.13%, 5/01/20		6,863	7,986,816
The Dow Chemical Co., 4.25%, 11/15/20		2,145	2,093,422
			10,080,238
Commercial Banks — 7.1%
Banco Espirito Santo SA, 3.88%, 1/21/15	EUR	1,850	2,090,997
Bank of India, 6.25%, 2/16/21	USD	9,670	9,914,313
Bank of Scotland Plc, 5.00%, 11/21/11 (a)		340	344,960
Barclays Bank Plc:
6.00%, 1/14/21	EUR	3,700	5,142,846
6.63%, 3/30/22		2,200	3,149,187
CIT Group, Inc.:
7.00%, 5/01/17	USD	6,039	6,024,172
6.63%, 4/01/18 (a)(e)		1,912	1,993,260
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		18,975	19,414,271
Commerzbank AG, 6.38%, 3/22/19	EUR	2,400	3,290,032
Corporacion Andina de Fomento, 6.88%, 3/15/12	USD	5,125	5,325,526
Discover Bank, 7.00%, 4/15/20		10,720	11,906,608
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		38,815	38,360,593
2.90%, 3/29/16		29,245	29,767,199
Eksportfinans ASA:
2.00%, 9/15/15		23,620	23,556,486
5.50%, 5/25/16		8,025	9,170,480
5.50%, 6/26/17		275	317,254
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		15,610	15,766,100
HSBC Bank Plc, 3.10%, 5/24/16 (a)		7,630	7,579,558
HSBC Holdings Plc:
6.25%, 3/19/18	EUR	1,100	1,694,728
5.10%, 4/05/21	USD	6,690	6,855,805
ICICI Bank Ltd., 4.75%, 11/25/16 (a)		6,450	6,435,442
Intesa Sanpaolo SpA, 9.50%, (b)(f) EUR		1,450	2,129,001
LBG Capital No.1 Plc, Series 1, 7.59%, 5/12/20	GBP	3,200	4,712,136
Lloyds TSB Bank Plc:
6.38%, 6/17/16	EUR	3,650	5,562,012

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
Lloyds TSB Bank Plc (concluded):
6.50%, 3/24/20	EUR	2,200	$2,966,435
6.50%, 9/17/40	GBP	900	1,321,268
Oversea-Chinese Banking Corp., Ltd., 3.75%, 11/15/22	USD	10,000	9,627,660
Royal Bank of Canada, 3.13%, 4/14/15 (a)		25,970	26,997,321
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/13		17,090	17,072,517
2.63%, 5/27/16		18,440	18,463,345
UniCredit SpA, 5.00%, 2/01/16	GBP	1,250	1,809,935
			298,761,447
Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	USD	2,590	2,587,503
Consumer Finance — 0.4%
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		3,018	3,208,258
SLM Corp.:
5.40%, 10/25/11		6,000	6,059,826
6.25%, 1/25/16		7,120	7,387,000
Series A, 0.57%, 1/27/14 (b)		35	33,190
			16,688,274
Diversified Financial Services — 4.4%
Ally Financial, Inc., 8.00%, 3/15/20		7,490	7,958,125
Bank of America Corp.:
3.63%, 3/17/16		3,385	3,394,749
5.63%, 7/01/20		13,595	14,037,001
5.00%, 5/13/21		4,645	4,588,554
Barrick North America Finance LLC, 4.40%, 5/30/21 (a)		170	169,212
Citigroup, Inc.:
5.00%, 9/15/14		1,560	1,634,814
4.75%, 5/19/15		9,090	9,613,239
4.59%, 12/15/15		37,720	39,666,691
3.95%, 6/15/16		16,865	17,264,835
6.00%, 8/15/17		1,115	1,221,021
5.38%, 8/09/20		2,235	2,332,363
General Electric Capital Corp., 5.50%, 1/08/20		10,675	11,431,836
JPMorgan Chase & Co.:
0.91%, 2/26/13 (b)		5,410	5,448,276
3.15%, 7/05/16		12,380	12,455,741
JPMorgan Chase Bank NA:
6.00%, 7/05/17		13,805	15,264,133
Series BKNT, 6.00%, 10/01/17		13,350	14,835,481
Novus USA Trust, 1.51%, 11/18/11 (a)(b)		9,340	9,282,148
RCI Banque SA, 3.75%, 7/07/14	EUR	2,000	2,886,242
Reynolds Group Issuer, Inc., 7.13%, 4/15/19 (a)	USD	5,000	4,962,500

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
TMX Finance LLC / TitleMax Finance Corp., 13.25%, 7/15/15	USD	4,000	$4,490,000
			182,936,961
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 5.35%, 9/01/40		4,235	4,014,213
GTE Corp., 6.84%, 4/15/18		8,030	9,341,066
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)		680	683,400
Level 3 Financing, Inc.:
8.75%, 2/15/17		1,009	1,029,180
10.00%, 2/01/18		2,010	2,158,238
Qwest Communications International, Inc.:
8.00%, 10/01/15		6,377	6,934,987
7.13%, 4/01/18		533	572,309
Qwest Corp.:
7.63%, 6/15/15		2,142	2,420,460
8.38%, 5/01/16		4,948	5,838,640
6.50%, 6/01/17		1,155	1,253,175
Telefonica Emisiones SAU, 4.95%, 1/15/15		9,325	9,923,105
Verizon Communications, Inc.:
8.75%, 11/01/18		7,832	10,190,254
6.40%, 2/15/38		6,878	7,454,253
			61,813,280
Electric Utilities — 2.2%
Alabama Power Co., 3.95%, 6/01/21		5,015	5,003,461
Cleveland Electric Illuminating Co., 8.88%, 11/15/18		1,199	1,536,709
Duke Energy Carolinas LLC, 3.90%, 6/15/21		4,040	4,037,297
Enbw International Finance BV, 6.13%, 7/07/39	EUR	3,200	4,880,095
Florida Power & Light Co.:
5.63%, 4/01/34	USD	150	158,039
4.95%, 6/01/35		25	24,252
5.95%, 2/01/38		3,645	4,025,487
Florida Power Corp., 6.40%, 6/15/38		2,646	3,057,109
Georgia Power Co., 3.00%, 4/15/16		8,985	9,199,310
Hydro-Quebec:
9.40%, 2/01/21		4,365	6,254,766
8.40%, 1/15/22		8,220	11,338,101
8.05%, 7/07/24		21,145	29,139,438
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,730	3,314,542
Southern California Edison Co.:
3.88%, 6/01/21		5,065	5,055,346
Series 08-A, 5.95%, 2/01/38		2,825	3,119,896
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,815	2,935,614
			93,079,462

Corporate Bonds	Par (000)		Value
Electrical Equipment — 0.1%
Alstom SA, 4.13%, 2/01/17	EUR	3,650	$5,287,854
Energy Equipment & Services — 0.3%
Ensco Plc:
3.25%, 3/15/16	USD	1,880	1,908,867
4.70%, 3/15/21		3,915	3,954,867
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		2,407	2,443,105
Pride International, Inc., 6.88%, 8/15/20		2,650	3,081,886
			11,388,725
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 5.63%, 4/01/40		2,343	2,416,160
Food Products — 0.7%
Kraft Foods, Inc.:
6.50%, 8/11/17		6,049	7,111,029
5.38%, 2/10/20		14,075	15,386,762
Tyson Foods, Inc., 3.25%, 10/15/13 (g)		4,000	5,160,000
			27,657,791
Health Care Equipment & Supplies — 0.1%
CareFusion Corp., 6.38%, 8/01/19		3,478	3,925,598
Health Care Providers & Services — 0.5%
HCA, Inc., 7.25%, 9/15/20		7,975	8,563,156
Tenet Healthcare Corp.:
9.00%, 5/01/15		2,475	2,654,437
10.00%, 5/01/18		147	167,029
8.88%, 7/01/19		5,365	5,921,619
WellPoint, Inc., 5.25%, 1/15/16		3,700	4,126,381
			21,432,622
Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		2,505	2,260,762
International Game Technology, 7.50%, 6/15/19		11,199	12,803,671
Punch Taverns Finance Plc, Series A1R, 7.27%, 4/15/22	GBP	760	1,189,269
Yum! Brands, Inc.:
6.25%, 4/15/16	USD	2,956	3,390,612
5.30%, 9/15/19		1,953	2,099,225
			21,743,539
IT Services — 0.3%
First Data Corp. (a):
7.38%, 6/15/19		6,820	6,871,150
12.63%, 1/15/21		4,090	4,376,300
			11,247,450

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	4

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders — 0.1%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	USD	5,300	$5,652,238

Industrial Conglomerates — 0.1%
Sequa Corp., 11.75%, 12/01/15 (a)		2,500	2,712,500

Insurance — 2.9%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	2,200	3,053,879
American International Group, Inc.:
5.45%, 5/18/17	USD	4,150	4,334,318
8.18%, 5/15/58 (b)		1,280	1,398,528
CNP Assurances, 6.00%, 9/14/40 (b)	EUR	3,650	4,959,161
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)	USD	9,450	9,154,300
Hartford Life Global Funding Trusts, 0.43%, 6/16/14 (b)		13,275	12,946,630
ING Verzekeringen NV, 6.38%, 5/07/27 (b)	EUR	2,200	2,921,161
Lincoln National Corp., 7.00%, 6/15/40	USD	2,860	3,225,082
Manulife Financial Corp., 3.40%, 9/17/15		12,215	12,592,517
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		8,375	8,558,881
2.50%, 1/11/13		24,245	24,683,931
5.13%, 6/10/14		1,600	1,748,096
Prudential Financial, Inc.:
4.75%, 9/17/15		10,790	11,608,691
5.38%, 6/21/20		9,165	9,655,346
Series D, 7.38%, 6/15/19		2,490	2,952,903
Scottish Widows Plc, 5.13%, (b)(f)	GBP	1,080	1,482,012
XL Capital Ltd., Series E, 6.50%, (f)		4,290	3,936,075
			119,211,511
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		1,140	1,156,548
Machinery — 0.1%
Navistar International Corp., 3.00%, 10/15/14 (g)		1,920	2,512,800
Media — 3.6%
CBS Corp.:
4.63%, 5/15/18		1,785	1,839,587
8.88%, 5/15/19		3,440	4,385,178
5.75%, 4/15/20		2,820	3,056,420
CCH II LLC, 13.50%, 11/30/16		12,770	15,036,675
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,854	2,016,225
Series B, 9.25%, 12/15/17		10,177	11,092,930
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,225	3,095,289

Corporate Bonds	Par (000)		Value
Media (concluded)
Comcast Corp.:
5.88%, 2/15/18	USD	6,350	$7,122,014
6.45%, 3/15/37		3,686	3,942,380
Cox Communications, Inc., 8.38%, 3/01/39 (a)		6,180	8,080,912
DIRECTV Holdings LLC, 3.13%, 2/15/16		15,303	15,524,955
Discovery Communications LLC, 3.70%, 6/01/15		4,410	4,640,167
NBC Universal Media LLC, 5.15%, 4/30/20 (a)		9,743	10,287,653
News America, Inc.:
6.40%, 12/15/35		5,210	5,448,441
6.15%, 2/15/41 (a)		5,415	5,364,294
The New York Times Co., 6.63%, 12/15/16		20,100	20,652,750
Time Warner Cable, Inc., 5.88%, 11/15/40		5,025	4,959,499
Time Warner, Inc.:
4.70%, 1/15/21		2,080	2,107,406
6.10%, 7/15/40		1,370	1,392,682
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		5,000	5,312,500
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		3,740	4,099,975
7.00%, 1/15/18	GBP	3,769	6,396,881
5.25%, 1/15/21 (a)	USD	4,870	5,186,126
			151,040,939
Metals & Mining — 1.1%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		3,610	3,554,449
Barrick Gold Corp., 2.90%, 5/30/16 (a)		24,970	24,950,349
Cliffs Natural Resources, Inc.:
4.88%, 4/01/21		5,730	5,745,821
6.25%, 10/01/40		1,830	1,805,831
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		2,800	2,660,204
Novelis, Inc., 8.75%, 12/15/20		7,305	7,889,400
			46,606,054
Multiline Retail — 0.6%
Dollar General Corp., 11.88%, 7/15/17 (h)		6,985	7,962,900
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16		10,950	12,292,065
Wal-Mart Stores, Inc., 5.63%, 4/15/41		5,910	6,097,329
			26,352,294
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		14,541	16,367,161
6.38%, 9/15/17		8,406	9,636,084
Arch Coal, Inc., 7.25%, 10/01/20		8,855	9,009,962
BP Capital Markets Plc:
3.13%, 3/10/12		11,530	11,729,965

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	5

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
BP Capital Markets Plc (concluded):
3.13%, 10/01/15	USD	23,849	$24,485,649
Chesapeake Energy Corp., 6.63%, 8/15/20		5,057	5,322,492
Consol Energy, Inc.:
8.00%, 4/01/17		2,536	2,764,240
8.25%, 4/01/20		624	680,160
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		6,445	7,214,849
Enterprise Products Operating LLC:
5.20%, 9/01/20		7,987	8,421,796
6.13%, 10/15/39		4,600	4,677,938
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		2,780	2,859,630
Kinder Morgan Energy Partners LP:
5.30%, 9/15/20		2,630	2,766,757
6.55%, 9/15/40		1,245	1,303,484
6.38%, 3/01/41		1,760	1,801,620
Marathon Petroleum Corp., 6.50%, 3/01/41 (a)		8,300	8,578,316
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		7,150	7,520,377
6.50%, 9/15/37		25	28,185
Nexen, Inc., 7.50%, 7/30/39		6,395	7,153,166
Petrobras International Finance Co.:
3.88%, 1/27/16		15,335	15,615,907
5.88%, 3/01/18		3,775	4,061,787
5.75%, 1/20/20		15,835	16,892,065
Plains Exploration & Production Co., 10.00%, 3/01/16		2,500	2,812,500
Rockies Express Pipeline LLC (a):
3.90%, 4/15/15		7,772	7,885,829
6.85%, 7/15/18		2,288	2,565,386
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		935	1,076,460
Valero Energy Corp.:
6.13%, 2/01/20		2,820	3,099,000
6.63%, 6/15/37		705	735,072
Western Gas Partners LP, 5.38%, 6/01/21		7,870	8,104,132
Williams Partners LP, 4.13%, 11/15/20		3,850	3,695,588
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		2,270	2,227,948
			201,093,505
Paper & Forest Products — 0.0%
International Paper Co., 5.30%, 4/01/15		471	515,096
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		4,610	4,743,722
Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, 7.75%, 8/15/19		1,825	2,195,483

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21	USD	3,040	$2,967,511
			5,162,994
Real Estate Management & Development — 0.4%
Franshion Development, Ltd., 6.75%, 4/15/21 (a)		2,500	2,406,250
IVG Immobilien AG, 8.00%, (b)(f)	EUR	600	739,576
Realogy Corp., 7.88%, 2/15/19 (a)	USD	8,280	8,197,200
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27	GBP	3,500	4,128,736
WEA Finance LLC, 4.63%, 5/10/21 (a)	USD	3,410	3,309,259

			18,781,021
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		8,660	8,920,787
Software — 0.1%
Oracle Corp., 3.88%, 7/15/20 (a)		4,150	4,123,710
Thrifts & Mortgage Finance — 0.7%
Northern Rock Plc, 5.63%, 6/22/17 (a)		4,145	4,361,498
The PMI Group, Inc., 6.00%, 9/15/16		6,077	3,433,505
Radian Group, Inc.:
5.63%, 2/15/13		11,350	11,009,500
5.38%, 6/15/15		13,350	10,846,875
			29,651,378
Tobacco — 0.3%
Philip Morris International, Inc., 4.50%, 3/26/20		10,400	10,811,798
Wireless Telecommunication Services — 1.1%
Cricket Communications, Inc., 7.75%, 5/15/16		3,869	4,101,140
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		13,730	14,981,064
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)		4,072	4,041,460
Sprint Capital Corp., 6.88%, 11/15/28		2,193	2,077,868
Telefonica Emisiones SAU, 4.75%, 2/07/17	EUR	3,300	4,790,298
Vodafone Group Plc, 4.15%, 6/10/14	USD	13,325	14,296,912
			44,288,742
Total Corporate Bonds – 38.4%			1,603,330,230

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	6

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Capital Markets — 0.1%
Nuveen Investments, Inc., Extended Term Loan (First Lien), 5.75% - 5.77%, 5/12/17	USD	3,000	$2,998,749
Chemicals — 0.1%
Styron Sarl, Term Loan B, 6.00%, 8/02/17		6,292	6,283,827
Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		4,000	4,007,500
Consumer Finance — 0.1%
Springleaf Financial Funding Co.
(FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		4,000	3,915,832
Energy Equipment & Services — 0.1%
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		3,000	3,000,000
Food Products — 0.3%
Advance Pierre Foods, Term Loan, 7.00%, 9/30/16		1,990	1,999,925
Del Monte Foods Corp., Term Loan, 4.50%, 3/08/18		10,000	9,967,190
			11,967,115
Health Care Providers & Services — 0.1%
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Delayed Draw Term Loan B, 1.63%, 8/04/16		4,000	3,966,240
Incremental Term Loan B1, 4.75%, 8/04/16		1,995	1,978,162
			5,944,402
Hotels, Restaurants & Leisure — 0.3%
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.27%, 1/28/15		10,000	8,978,130
Term Loan B-3, 3.25% - 3.27%, 1/28/15		3,977	3,568,445
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		1,776	1,778,711
			14,325,286
IT Services — 0.2%
First Data Corp.:
Extended Term Loan B, 4.19%, 3/23/18	USD	5,090	4,663,689
Initial Tranche B-2 Term Loan, 2.94%, 9/24/14		542	501,104

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (concluded)
TransUnion LLC, Term Loan B, 4.75%, 2/12/18	USD	1,995	$1,995,625
			7,160,418
Independent Power Producers & Energy Traders — 0.1%
AES Corp., Term Loan, 4.25%, 5/28/18		2,993	2,995,492
Calpine Corp., Term Loan , 4.50%, 4/02/18		1,995	1,974,302
			4,969,794
Media — 0.5%
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		12,675	12,709,324
Interactive Data Corp., Term Loan B, 4.75%, 2/12/18		3,491	3,490,161
UPC Broadband Holding B.V., Term U, 5.23%, 12/31/17	EUR	3,150	4,479,467
Weather Channel, Term Loan B, 4.25%, 2/13/17	USD	2,000	2,005,000
			22,683,952
Metals & Mining — 0.1%
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		3,000	2,999,364
Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		27,897	28,175,679
Professional Services — 0.0%
Booz Allen Hamilton, Inc., Term Loan B, 4.00%, 8/03/17		1,496	1,500,525
Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13		1,673	1,645,518
Real Estate Management & Development — 0.1%
Realogy Corp.:
Extended Synthetic Letter of Credit, 4.45%, 10/10/16		257	228,092
Extended Term Loan B, 4.52%, 10/10/16		2,742	2,438,263
			2,666,355
Specialty Retail — 0.1%
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		2,250	2,248,312
Wireless Telecommunication Services — 0.3%
MetroPCS Wireless, Inc., New Term Loan B, 3.94% - 4.00%, 3/16/18		3,980	3,965,092

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	7

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Wireless Telecommunication Services (concluded)
Vodafone Americas Finance 2, PIK Term Loan, 6.88%, 7/11/16	USD	7,000	$7,000,000
			10,965,092
Total Floating Rate Loan Interests – 3.3%			137,457,720

Foreign Agency Obligations
Belgium Government Bond, 3.50%, 6/28/17	EUR	7,680	11,019,987
Bundesrepublik Deutschland:
Series 06, 3.75%, 1/04/17		30,045	46,536,846
3.25%, 7/04/21		10,925	16,141,523
Hellenic Republic Government Bond:
4.60%, 5/20/13		1,637	1,677,869
3.60%, 7/20/16		1,637	1,251,518
Ireland Government Bond, 4.60%, 4/18/16		3,275	3,360,087
Mexico Government International Bond:
6.38%, 1/16/13	USD	2,818	3,036,395
5.63%, 1/15/17		3,840	4,364,160
5.13%, 1/15/20		1,645	1,776,600
Poland Government International Bond, 5.13%, 4/21/21		7,780	8,042,575
Portugal Obrigacoes do Tesouro OT, 3.35%, 10/15/15	EUR	1,820	1,873,883
Spain Government Bond, 3.25%, 4/30/16		20,162	27,440,955
Total Foreign Agency Obligations – 3.0%			126,522,398

Investment Companies	Shares
iShares JPMorgan USD Emerging Markets Bond Fund (i)		114,500	12,517,140
Total Investment Companies – 0.3%			12,517,140

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 4.1%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.41%, 5/17/60 (a)(b)	USD	13,470	13,448,286

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.26%, 12/25/35 (a)(b)(i)	USD	9	$9,113
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36		521	498,365
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		13	14,735
Countrywide Alternative Loan Trust:
Series 2005-21B, Class A17, 6.00%, 6/25/35		17,180	15,742,543
Series 2006-01A0, Class 1A1, 1.12%, 8/25/46 (b)		2,666	1,511,877
Series 2006-0A21, Class A1, 0.38%, 3/20/47 (b)		25,426	12,892,948
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		7,636	5,485,779
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		14,859	10,362,029
Countrywide Home Loan Mortgage Pass-Through Trust (b):
Series 2004-29, Class1A1, 0.73%, 2/25/35		934	725,700
Series 2006-0A5, Class 2A1, 0.39%, 4/25/46		4,324	2,313,569
Series 2006-0A5, Class 3A1, 0.39%, 4/25/46		6,811	4,275,124
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		3,749	3,086,234
Series 2010-20R, Class 9A1, 6.16%, 1/27/36 (a)(b)		9,277	8,581,421
Series 2011-2R, Class 1A1, 5.07%, 3/27/37 (a)(b)		7,825	7,487,365
Series 2011-2R, Class 2A1, 3.70%, 7/27/36 (a)(b)		18,209	18,043,724
Series 2011-5R, Class 3A1, 5.68%, 9/27/37		8,991	8,631,811
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (b):
Series 2005-2, Class 1A1, 0.59%, 4/25/35		1,560	1,147,233
Series 2006-0A1, Class A1, 0.39%, 2/25/47		8,303	5,387,803
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		2,553	2,262,453
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.73%, 4/25/35 (b)		6,717	5,891,188
Harborview Mortgage Loan Trust (b):
Series 2005-8, Class 1A2A, 0.52%, 9/19/35		1,384	920,793
Series 2005-10, Class 2A1A, 0.50%, 11/19/35		8,992	5,855,229

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	8

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Harborview Mortgage Loan Trust, (concluded):
Series 2006-11, Class A1A, 0.36%, 12/19/36	USD	833	$508,992
Homebanc Mortgage Trust (b):
Series 2005-4, Class A1, 0.46%, 10/25/35		26,122	18,777,632
Series 2006-2, Class A1, 0.37%, 12/25/36		7,960	5,542,809
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.99%, 11/25/34 (b)		1,148	1,068,975
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		6,351	6,173,848
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,843	1,800,904
WaMu Commercial Mortgage Securities Trust, Series 2005- C1A, Class X, 1.43%, 5/25/36 (a)(b)		4,435	79,226
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.03%, 5/25/47 (b)		4,416	2,945,517
			171,473,225
Commercial Mortgage-Backed Securities — 9.1%
Banc of America Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43		850	865,163
Series 2006-1, Class AM, 5.42%, 9/10/45 (b)		4,000	4,124,756
Series 2006-4, Class AM, 5.68%, 7/10/46		3,050	3,030,954
Series 2006-5, Class AM, 5.45%, 9/10/47		1,110	1,109,423
Series 2007-1, Class A4, 5.45%, 1/15/49		7,360	7,959,696
Series 2007-3, Class A4, 5.80%, 6/10/49 (b)		2,730	2,937,534
Bear Stearns Commercial Mortgage Securities:
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		167	170,295
Series 2004-PWR6, Class A6, 4.83%, 11/11/41		440	471,643
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		1,350	1,354,642
Series 2006-PW11, Class A4, 5.46%, 3/11/39 (b)		175	191,354
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)		9,880	10,730,420

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48	USD	7,159	$7,770,593
Citigroup/Deutsche Bank Commercial Mortgage Trust, (continued):
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		6,535	6,673,129
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (b)		446	486,992
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class A4, 5.31%, 12/10/46		2,000	2,141,702
Series 2007-C9, Class AAB, 6.01%, 12/10/49 (b)		175	189,580
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		7,920	8,644,406
CS First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		224	228,595
Series 2002-CP5, Class A1, 4.11%, 12/15/35		2,609	2,627,581
Series 2003-C3, Class A5, 3.94%, 5/15/38		3,550	3,677,977
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		1,000	1,034,234
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.54%, 7/10/44 (a)		8,600	8,623,917
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		18,790	18,684,133
Class C, 4.86%, 11/05/27		9,145	9,129,472
Class D, 5.50%, 11/05/27		7,605	7,592,227
GE Capital Commercial Mortgage Corp.:
Series 2001-3, Class A2, 6.07%, 6/10/38		1,297	1,304,464
Series 2007-C1, Class A2, 5.42%, 12/10/49		38,422	38,905,998
GMAC Commercial Mortgage Securities, Inc. (b):
Series 2000-C2, Class A2, 5.65%, 5/10/40		2,775	2,982,169
Series 2006-C1, Class AM, 5.29%, 11/10/45		1,980	1,963,411
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A4, 4.96%, 8/10/38		1,625	1,636,954

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	9

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II, (concluded):
Series 2005-GG4, Class A4, 4.76%, 7/10/39	USD	13,351	$14,068,934
Series 2006-GG6, Class AM, 5.62%, 4/10/38 (b)		6,300	6,267,428
Series 2006-GG8, Class A4, 5.56%, 11/10/39		5,000	5,418,227
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,445	2,473,528
Series 2005-GG3, Class AAB, 4.62%, 8/10/42		669	691,899
Series 2006-GG7, Class AJ, 5.89%, 7/10/38 (b)		3,370	3,072,448
Series 2006-GG7, Class AM, 5.88%, 7/10/38 (b)		3,509	3,605,456
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		305	305,125
Series 2001-CIB3, Class A3, 6.47%, 11/15/35		1,562	1,572,527
Series 2006-CB14, Class AM, 5.62%, 12/12/44 (b)		3,735	3,675,165
Series 2007-CB19, Class AM, 5.93%, 2/12/49 (b)		4,000	3,877,992
Series 2007-LD1, Class A2, 5.99%, 6/15/49 (b)		37,000	38,024,415
Series 2010-C2, Class A3, 4.07%, 11/15/43 (a)		3,500	3,383,466
Series 2010-C2, Class C, 5.72%, 11/15/43 (a)(b)		3,500	3,403,043
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A3, 4.56%, 9/15/27 (b)		195	196,238
Series 2005-C2, Class A5, 5.15%, 4/15/30 (b)		7,000	7,560,076
Series 2006-C4, Class AM, 6.09%, 6/15/38 (b)		1,402	1,467,507
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,410	1,375,576
Series 2007-C1, Class A4, 5.42%, 2/15/40		4,000	4,311,070
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		5,255	5,701,391
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-2, Class A2, 5.88%, 6/12/46 (b)		5,771	5,766,984
Series 2007-9, Class ASB, 5.64%, 9/12/49		25,000	26,447,722

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)	USD	5,026	$5,324,050
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		8,900	9,466,636
Series 2007-HQ11, Class A2, 5.36%, 2/12/44		13,000	13,191,678
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		214	219,863
Morgan Stanley Reremic Trust (a):
Series 2010-GG10, Class A4A, 5.80%, 8/15/45 (b)		7,515	8,224,046
Series 2011-IO, Class A, 2.50%, 3/23/51		4,380	4,366,997
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 2/16/51 (a)(b)		14,233	15,900,841
Salomon Brothers Mortgage Securities VII, Inc., Series 2001- C2, Class A3, 6.50%, 11/13/36		2,005	2,012,098
Titan Europe Plc, Series 2006- 4FSX, Class A1, 4.86%, 9/03/14 (b)	GBP	1,706	2,616,326
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48		7,188	7,224,685
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		9,310	10,128,738
			378,585,589
Total Non-Agency Mortgage-Backed Securities – 13.2%			550,058,814

Preferred Securities
Capital Trusts
Capital Markets — 0.2%
Credit Suisse Guernsey Ltd., 5.86%, (b)(f)		4,401	4,205,155
Lehman Brothers Holdings Capital Trust VII, 5.86%, (c)(d)(f)		1,888	189
State Street Capital Trust IV, 1.25%, 6/01/67 (b)		770	623,400
UBS Preferred Funding Trust V, 6.24%, (b)(f)		645	632,100
			5,460,844
Commercial Banks — 0.3%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52%, (a)(b)(f)		7,255	6,710,875
Barclays Bank Plc, 5.93%, (a)(b)(f)		1,715	1,594,950

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	10

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Commercial Banks (concluded)
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)	USD	3,335	$3,276,637
Wachovia Capital Trust III, 5.57%, (b)(f)		635	581,025
			12,163,487
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (b)		1,005	731,138
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		1,005	1,334,137
Lincoln National Corp., 6.05%, 4/20/67 (b)		3,110	2,993,375
Swiss Re Capital I LP, 6.85%, (a)(b)(f)	USD	6,125	5,889,096
			10,947,746
Total Capital Trusts – 0.7%			28,572,077

Preferred Stocks	Shares
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (c)		110,000	236,500
Freddie Mac, Series Z, 8.38% (c)		120,000	354,000
			590,500
Total Preferred Stocks – 0.0%			590,500

Trust Preferreds
Commercial Banks — 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36 (b)		640,000	627,200
			627,200
Diversified Financial Services — 0.4%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)(g)		4,400	4,889,280
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)(g)		11,750	12,032,000
			16,921,280
Total Trust Preferreds - 0.4%			17,548,480
Total Preferred Securities – 1.1%			46,711,057

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43	USD	4,410	$4,666,177
5.50%, 6/15/43		5,285	5,684,123
State of California, GO, Various Purpose, Series 3, 5.45%, 4/01/15		8,815	9,618,223
Total Taxable Municipal Bonds – 0.5%			19,968,523

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.0%
Fannie Mae:
1.75%, 5/07/13		3,450	3,527,518
5.00%, 5/11/17 (e)		11,820	13,520,402
4.65%, 10/09/19 (k)		13,295	9,306,899
6.63%, 11/15/30		1,450	1,831,560
Federal Home Loan Banks, 1.00%, 12/28/11		4,300	4,317,613
Freddie Mac:
2.13%, 3/23/12		2,000	2,026,250
2.13%, 9/21/12		4,500	4,596,646
2.50%, 4/23/14 (e)		11,100	11,591,874
4.38%, 7/17/15 (e)		7,950	8,817,051
4.88%, 6/13/18		4,300	4,887,298
3.75%, 3/27/19		3,650	3,862,163
3.53%, 9/30/19 (e)		9,035	9,070,011
6.25%, 7/15/32 (e)		4,300	5,302,743
			82,658,028
Collateralized Mortgage Obligations — 0.8%
Freddie Mac Mortgage-Backed Securities:
Series K003, Class A3, 4.32%, 12/25/15		105	112,427
Series K013, Class A2, 3.97%, 1/25/21 (b)		20,710	20,956,708
Fannie Mae Mortgage-Backed Securities:
Series 2004-29, Class HC, 7.50%, 7/25/30		312	327,017
Series 2005-48, Class AR, 5.50%, 2/25/35		53	57,452
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		4,600	5,059,458
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		990	1,069,213

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	11

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Series 3068, Class VA, 5.50%, 10/15/16	USD	6,125	$6,208,123
			33,790,398
Interest Only Collateralized Mortgage Obligations — 1.0%
Ginnie Mae Mortgage-Backed Securities:
Series 2009-106, Class SU, 6.01%, 5/20/37 (b)		18,856	2,558,677
Series 2009-108, Class WI, 5.00%, 9/20/38		10,343	2,162,702
Series 2010-43, Class JI, 5.00%, 9/20/37		24,883	4,362,573
Series 2010-121, Class IB, 5.00%, 8/20/40		15,272	3,467,414
Series 2010-158, Class AI, 4.50%, 10/16/39		28,026	5,416,740
Series 2010-165, Class IP, 4.00%, 4/20/38		39,198	6,690,638
Series 2011-41, Class AI, 4.50%, 12/20/39		33,740	6,770,445
Series 2011-41, Class BI, 5.00%, 5/20/40		59,121	11,298,457
			42,727,646
Mortgage-Backed Securities — 79.8%
Fannie Mae Mortgage-Backed Securities:
3.04%, 3/01/41 (b)		4,798	4,963,214
3.15%, 3/01/41 (b)		6,779	7,004,582
3.32%, 12/01/40 (b)		9,933	10,302,135
3.50%, 7/01/41 (m)		106,576	104,316,271
4.00%, 6/01/41 – 7/01/41 (l)(m)		600,444	613,277,343
4.50%, 7/01/41 (m)		778,426	807,904,853
5.00%, 6/01/41 – 7/01/41 (m)		220,722	221,868,802
5.01%, 8/01/38 (b)		8,991	9,636,836
5.50%, 6/01/41 – 7/01/41 (m)		402,043	435,812,089
5.58%, 10/01/38 (b)		71	76,117
6.00%, 7/01/41 (l)(m)		123,636	137,151,469
6.28%, 8/01/11		235	235,021
6.50%, 12/01/99 (m)		49,200	55,703,650
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (b)		7,682	7,949,458
4.00%, 5/01/26	USD	58,404	61,062,690
4.50%, 4/01/41		72,865	75,418,463
5.00%, 6/01/41 – 7/01/41 (m)		249,750	265,265,367
5.32%, 2/01/37 (b)		143	151,095
5.49%, 2/01/37 (b)		93	98,440
5.50%, 7/01/41 (m)		121,900	131,671,016
5.64%, 10/01/36 (b)		77	80,112
Ginnie Mae Mortgage-Backed Securities:
1.88%, 5/20/34 (b)		1,577	1,623,756
4.50%, 6/01/41 (m)		106,200	112,787,692
4.50%, 7/01/41 (m)		106,200	112,074,134
5.00%, 7/01/41 (m)		75,600	81,884,250

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded):
5.50%, 7/01/41 (m)	USD	66,000	$72,620,592
			3,330,939,447
Total U.S. Government Sponsored Agency Securities – 83.6%			3,490,115,519

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.75%, 2/15/41		2,890	3,071,980
4.38%, 5/15/41		158,482	158,234,768
U.S. Treasury Inflation Indexed Bonds:
1.13%, 1/15/21		87,059	90,404,965
2.13%, 2/15/41 (n)		18,380	19,969,077
U.S. Treasury Notes:
0.50%, 5/31/13 (e)		3,726	3,729,931
0.75%, 6/15/14 (e)		175,074	174,868,813
1.75%, 5/31/16		5,700	5,726,733
1.50%, 6/30/16 (e)		4,515	4,459,962
2.38%, 5/31/18 (e)		172,740	171,822,751
3.13%, 5/15/21 (e)		282,265	281,471,935
Total U.S. Treasury Obligations – 21.9%			913,760,915

Total Long-Term Investments (Cost – $7,183,968,673) – 172.2%			7,188,114,730

Short-Term Securities
Borrowed Bond Agreements
Barclays Bank Plc, NY:
1.03%, 7/01/11	EUR	30,959	44,894,730
0.00%, 10/31/14		5,936	8,608,604
0.50%, 2/01/16		3,417	4,955,615
0.00%, 9/07/17		4,580	6,641,200
0.00%, 8/01/18		2,735	3,966,739
0.00%, 8/20/18		2,940	4,264,122
0.00%, 1/15/21		3,176	4,604,950
0.00%, 8/01/21		5,589	8,104,669
1.50%, 4/16/30		12,855	18,641,484
BNP Paribas SA (o)	USD	49,255	49,254,581
Citigroup, 0.25%	EUR	3,965	5,749,571
Credit Suisse (o)		1,558	2,258,789
UBS AG (o)		6,043	8,763,218
Total Short-Term Securities (Cost – $168,434,233) – 4.1%			170,708,272

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	12

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price USD 121.50, Expires 8/26/11	630	$1,191,094
Exchange-Traded Put Options — 0.1%
10-Year U.S. Treasury Note, Strike Price USD 121.50, Expires 8/26/11	630	669,375
3-months Sterling Mid-Curve Future Option, Strike Price USD 97.13, Expires 12/21/11,	1,000	50,155
5-Year U.S. Treasury Note, Strike Price USD 116.00, Expires 8/26/11	765	149,414
5-Year U.S. Treasury Note, Strike Price USD 117.00, Expires 8/26/11	1,115	357,149
5-Year U.S. Treasury Note, Strike Price USD 119.00, Expires 8/26/11	240	204,375
Advanced Micro Devices, Inc., Strike Price USD 8.00, Expires 10/22/11	1,300	170,300
AK Steel Holding Corp., Strike Price USD 13.00, Expires 9/17/11	1,500	43,500
AK Steel Holding Corp., Strike Price USD 15.00, Expires 7/16/11	500	9,500
Assured Guaranty, Ltd., Strike Price USD 15.00, Expires 10/22/11	1,375	173,937
Boyd Gaming Corp., Strike Price USD 10.00, Expires 9/17/11	225	34,313
Boyd Gaming Corp., Strike Price USD 9.00, Expires 9/17/11	1,220	106,750
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.25, Expires 9/16/11	3,468	65,025
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.50, Expires 9/16/11	2,499	109,331
iShares Russell 2000 Index Fund, Strike Price USD 80.00, Expires 8/20/11	905	152,493
MBIA, Inc., Strike Price USD 8.00, Expires 8/20/11	1,950	92,625
Royal Caribbean Cruises, Ltd., Strike Price USD 33.00, Expires 7/16/11	1,200	16,800
S&P 500 Index Fund, Strike Price USD 1,250.00, Expires 12/17/11	400	1,716,000
SUPERVALU, Inc., Strike Price USD 9.00, Expires 10/22/11	2,700	209,250
		4,330,292

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options — 0.0%
HKD Call Option, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Bank	USD	480,136	$75,381
JPY Call Option, Strike Price USD 86.00, Expires 8/24/11, Broker BNP Paribas		238,700	202,895
USD/SEK Call Option, Strike Price USD 7.00, Expires 9/26/11, Broker Deutsche Bank AG		358	193,765
			472,041
Over-the-Counter Call Swaptions — 0.5%
Receive a return based on return of iTraxx - Europe Sub Financial Index Series 5 and pay a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas		31,250	77,824
Receive a return based on return of iTraxx - Europe Sub Financial Index Series 5 and pay a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker Morgan Stanley Capital Services, Inc.		98,000	1,375,585
Receive a return based on return of iTraxx - Europe Sub Financial Index Series 5 and pay a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas		62,500	203,131
Receive a return based on return of iTraxx - Europe Sub Financial Index Series 5 and pay a floating rate based on 3-month LIBOR, Broker BNP Paribas		31,250	133,107
Receive a fixed rate of 1.76% and pay a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		105,800	1,478,439
Receive a fixed rate of 3.89% and pay a floating rate based on 3- month LIBOR, Expires 4/30/12, Broker Citibank NA		28,000	1,265,149
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 5/02/12, Broker Credit Suisse International		41,800	1,810,931
Receive a fixed rate of 3.84% and pay a floating rate based on 3- month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		52,300	2,201,275
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 5/03/12, Broker Bank of New York Mellon		35,200	1,517,782

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	13

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Swaptions (continued)
Receive a fixed rate of 3.80% and pay a floating rate based on 3- month LIBOR, Expires 5/04/12, Broker Bank of New York Mellon	USD	35,100	$1,415,183
Receive a fixed rate of 3.80% and pay a floating rate based on 3- month LIBOR, Expires 5/04/12, Broker Bank of America NA		19,400	782,181
Receive a fixed rate of 3.79% and pay a floating rate based on 3- month LIBOR, Expires 5/10/12, Broker Citibank NA		30,500	1,214,339
Receive a fixed rate of 3.15% and pay a floating rate based on 3- month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		15,400	244,600
Receive a fixed rate of 3.52% and pay a floating rate based on 3- month LIBOR, Expires 6/18/12, Broker Bank of America NA		53,500	1,487,466
Receive a fixed rate of 3.55% and pay a floating rate based on 3- month LIBOR, Expires 6/28/12, Broker Bank of New York Mellon		19,900	578,704
Receive a fixed rate of 3.66% and pay a floating rate based on 3- month LIBOR, Expires 6/29/12, Broker Bank of New York Mellon		22,000	738,936
Receive a fixed rate of 3.99% and pay a floating rate based on 3- month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		23,700	1,024,148
Receive a fixed rate of 4.49% and pay a floating rate based on 3- month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		5,400	315,932
Receive a fixed rate of 4.46% and pay a floating rate based on 3- month LIBOR, Expires 5/27/2014, Broker Morgan Stanley Capital Services, Inc.		40,100	2,301,527
Receive a fixed rate of 4.88% and pay a floating rate based on 3- month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		18,500	1,232,080
Receive a fixed rate of 4.76% and pay a floating rate based on 3- month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		20,100	1,254,813
			22,653,132

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Options — 0.1%
EUR Put Option, Strike Price USD 0.87, Expires 7/07/11, Broker UBS AG	USD	24,440	$355
EUR Put Option, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		45,000	360,217
EUR Put Option, Strike Price USD 1.44, Expires 8/05/11, Broker Deutsche Bank AG		180,080	3,334,796
ILS Put Option, Strike Price USD 4.00, Expires 7/15/11, Broker UBS AG		31,042	310
TWD Put Option, Strike Price USD 29.20, Expires 7/05/11, Broker UBS AG		143,955	15,835
			3,711,513
Over-the-Counter Put Swaptions — 0.5%
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		133,300	204,815
Pay a return based on return of Dow Jones CDX North America Investment Grade Index Series 16 and receive a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas		75,000	1,031,731
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas SA		103,600	949,567
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International		61,800	608,409
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		105,800	141,285
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		48,000	19,915
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Citibank NA		28,000	734,790
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International		41,800	1,152,940

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	14

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (continued)
Pay a fixed rate of 3.84% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.	USD	52,300	$1,492,930
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Bank of New York Mellon		35,200	980,887
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Bank of New York Mellon		35,100	1,047,910
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Bank of America NA		19,400	579,187
Pay a fixed rate of 3.79% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank NA		30,500	940,382
Pay a fixed rate of 3.52% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America NA		53,500	2,481,287
Pay a fixed rate of 3.55% and receive a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Bank of New York Mellon		19,900	917,615
Pay a fixed rate of 3.66% and receive a floating rate based on 3-mont LIBOR, Expires 6/29/12, Broker Bank of New York Mellon		22,000	909,786
Pay a fixed rate of 3.99% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		23,700	1,364,753
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		5,400	328,924
Pay a fixed rate of 4.46% and receive a floating rate based on 3-month LIBOR, Expires 5/27/2014, Broker Morgan Stanley Capital Services, Inc.		40,100	2,491,870
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		18,500	1,291,637

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA	USD	20,100	$1,481,318
			21,151,938
Total Options Purchased (Cost – $64,858,470) – 1.2%			53,510,010
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $7,417,261,376*) – 177.5%			7,412,333,012

Borrowed Bonds	Par (000)
BNP Paribas SA, 5.43%, 9/07/17	EUR	4,110	(6,247,154)
Banco Espirito Santo SA, 3.88%, 1/21/15		3,650	(4,125,480)
Belgium Government Bond, 4.25%, 9/28/21		5,910	(8,668,772)
France Government Bond OAT, 3.75%, 4/25/17		29,310	(44,518,571)
Italy Buoni Poliennali Del Tesoro, 3.75%, 8/01/21		18,075	(24,334,191)
KBC Internationale Financieringsmaatschappij NV, 5.00%, 3/16/16		3,650	(5,354,594)
Portugal Obrigacoes do Tesouro OT, 4.20%, 10/15/16		1,700	(1,686,128)
Societe Generale SA, 6.13%, 8/20/18		2,600	(3,996,955)
Spain Government Bond:
3.30%, 10/31/14		5,900	(8,336,852)
3.25%, 4/30/16		33,605	(45,737,193)
Treasury Inflation Protected Security, 1.13%, 1/15/21	USD	86,999	(90,342,686)
U.S. Treasury Note: 1.75%, 5/31/16		5,700	(5,726,733)
UniCredit SpA, 3.95%, 2/01/16	EUR	1,550	(2,106,183)
Total Borrowed Bonds (Proceeds – $245,314,951) – (6.0)%			(251,181,492)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	15

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

TBA Sale Commitments (m)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
3.50%, 7/01/41	USD	32,200	$(30,791,250)
4.00%, 6/01/41 – 7/01/41		194,717	(201,526,589)
4.50%, 7/01/41		297,600	(307,876,426)
5.00%, 6/01/41 – 7/01/41		115,100	(122,305,736)
5.50%, 6/01/41 – 7/01/41		408,002	(441,574,779)
Freddie Mac Mortgage-Backed Securities:
4.50%, 7/01/41		224,000	(231,385,056)
5.00%, 6/01/41 – 7/01/41		116,000	(123,129,108)
4.00%, 7/01/41		58,300	(60,677,532)
Ginnie Mae Mortgage-Backed Securities, 4.50%, 6/01/41		106,200	(112,787,692)
Total TBA Sale Commitments (Proceeds – $1,635,428,718) – (39.1)%			(1,632,054,168)

Options Written		Contracts
Exchange-Traded Call Options — 0.0%
30-Year U.S. Treasury Bond, Strike Price USD 124.00, Expires 8/26/11		378	(626,062)
Exchange-Traded Put Options — 0.0%
30-Year U.S. Treasury Bond, Strike Price USD 124.00, Expires 8/26/11		378	(992,250)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 97.75, Expires 9/16/11		3,468	(21,675)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.00, Expires 9/16/11		2,499	(15,619)
iShares Russell 2000 Index Fund, Strike Price USD 75.00, Expires 8/20/11		905	(62,445)
SUPERVALU, Inc., Strike Price USD 7.00, Expires 10/22/11		3,750	(84,375)
			(1,176,364)

		Notional Amount (000)
Over-the-Counter Call Options — 0.0%
HKD Call Option, Strike Price USD 7.30, Expires 11/10/11	USD	480,136	(4,801)
Over-the-Counter Call Swaptions — (1.0)%
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 16 and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		60,000	(624,835)

Options Written		Notional Amount (000)	Value
Over-the-Counter Call Swaptions (continued)
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 16 and receive a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas	USD	75,000	$(641,190)
Pay a return based on return of iTraxx - Europe Sub Financial Index Series 5 and receive a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas		62,500	(48,794)
Pay a return based on return of iTraxx - Europe Sub Financial Index Series 15 and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA		230,000	(1,369,012)
Pay a return based on return of iTraxx - Europe Sub Financial Index Series 5 and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker BNP Paribas		125,000	(154,504)
Pay a return based on return of iTraxx - Europe Sub Financial Index Series 5 and receive a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas		62,500	(115,341)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		106,200	(706,230)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		27,300	(246,710)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		96,300	(1,876,328)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		54,000	(2,889,497)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank NA		20,500	(1,022,651)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		48,200	(2,404,476)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America NA		26,600	(1,338,214)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	16

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value
Over-the-Counter Call Swaptions (continued)
Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	USD	48,600	$(2,374,324)
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		84,100	(3,950,623)
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		70,100	(3,292,969)
Pay a fixed rate of 3.72% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		20,400	(740,795)
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		27,100	(1,009,586)
Pay a fixed rate of 3.79% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		14,400	(573,856)
Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		15,400	(94,856)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		15,400	(156,536)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		26,400	(1,863,365)
Pay a fixed rate of 3.26% and receive a floating rate based on 3-month LIBOR, Expires 6/13/11, Broker Goldman Sachs Bank USA		10,000	(227,490)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		41,300	(3,682,221)
Pay a fixed rate of 5.08% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		58,100	(5,211,617)
Pay a fixed rate of 5.14% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International		13,800	(1,283,281)
Pay a fixed rate of 5.06% and pay a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		15,000	(574,763)

Options Written		Notional Amount (000)	Value
Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	USD	65,900	$(1,968,782)
Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		23,000	(722,879)
			(41,165,725)
Over-the-Counter Put Options — (0.1)%
EUR Put Option, Strike Price USD 0.87, Expires 7/07/11, Broker Citibank NA		24,440	(354)
EUR Put Option, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		180,080	(1,441,509)
EUR Put Option, Strike Price USD 1.44, Expires 8/05/11, Broker UBS AG		45,000	(833,329)
ILS Put Option, Strike Price USD 4.20, Expires 7/15/11, Broker UBS AG		31,042	(310)
			(2,275,502)
Over-the-Counter Put Swaptions — (0.7)%
Receive a fixed rate of 2.15% and pay a floating rate based on 3- month LIBOR, Expires 8/26/11, Broker Citibank NA		27,300	(201,201)
Receive a return based on return of Dow Jones CDX North America High Yield Index Series 16 and pay a floating rate based on 3- month LIBOR, Expires 9/21/11, Broker Goldman Sachs Bank USA		60,000	(1,539,567)
Receive a return based on return of Dow Jones CDX North America Investment Grade Index Series 16 and pay a floating rate based on 3- month LIBOR, Expires 9/21/11, Broker BNP Paribas		75,000	(2,159,308)
Receive a fixed rate of 3.95% and pay a floating rate based on 3- month LIBOR, Expires 11/30/11, Broker UBS AG		106,200	(955,800)
Receive a return based on return of Dow Jones CDX North America Investment Grade Index Series 16 and pay a floating rate based on 3- month LIBOR, Expires 12/21/11, Broker Goldman Sachs Bank USA		167,000	(530,395)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	17

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value
Over-the-Counter Put Swaptions (continued)
Receive a return based on return of Dow Jones CDX North America Investment Grade Index Series 16 and pay a floating rate based on 3- month LIBOR, Expires 12/21/11, Broker Goldman Sachs Bank USA	USD	167,000	$(530,395)
Receive a return based on return of Dow Jones CDX North America Investment Grade Index Series 16 and pay a floating rate based on 3- month LIBOR, Expires 12/21/11, Broker Goldman Sachs Bank USA		167,000	(530,395)
Receive a return based on return of Dow Jones CDX North America Investment Grade Index Series 16 and pay a floating rate based on 3- month LIBOR, Expires 12/21/11, Broker Goldman Sachs Bank USA		167,000	(530,395)
Receive a fixed rate of 4.00% and pay a floating rate based on 3- month LIBOR, Expires 12/29/11, Broker UBS AG		27,300	(308,916)
Receive a fixed rate of 2.08% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		96,300	(90,782)
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker UBS AG		54,000	(1,110,834)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Citibank NA		20,500	(465,803)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		48,200	(1,095,205)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Bank of America NA		26,600	(598,601)
Receive a fixed rate of 3.96% and pay a floating rate based on 3- month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		48,600	(1,141,954)
Receive a fixed rate of 3.93% and pay a floating rate based on 3- month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		84,100	(2,098,135)
Receive a fixed rate of 3.93% and pay a floating rate based on 3- month LIBOR, Expires 4/27/12, Broker UBS AG		70,100	(1,748,862)

Options Written		Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.72% and pay a floating rate based on 3- month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG	USD	20,400	$(691,799)
Receive a fixed rate of 3.75% and pay a floating rate based on 3- month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		27,100	(898,238)
Receive a fixed rate of 5.07% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		41,300	(1,570,152)
Receive a fixed rate of 5.08% and receive a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		58,100	(2,194,263)
Receive a fixed rate of 5.14% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Credit Suisse International		13,800	(500,841)
Receive a fixed rate of 6.00% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Royal Bank of Scotland Plc		14,000	(288,714)
Receive a fixed rate of 5.06% and pay a floating rate based on 3- month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		15,000	(1,328,754)
Receive a fixed rate of 3.90% and pay a floating rate based on 3- month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		65,900	(2,515,469)
Receive a fixed rate of 3.96% and pay a floating rate based on 3- month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		23,000	(845,751)
Receive a fixed rate of 3.79% and pay a floating rate based on 3- month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		14,400	(458,683)
Receive a fixed rate of 4.52% and pay a floating rate based on 3- month LIBOR, Expires 3/01/13, Broker UBS AG		26,400	(863,481)
Receive a fixed rate of 4.52% and pay a floating rate based on 3- month LIBOR, Expires 6/10/13, Broker Goldman Sachs Bank USA		10,000	(334,038)

			(28,126,731)
Total Options Written (Premiums Received – $76,785,927) – (1.7)%			(73,375,185)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	18

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written (Cost – $5,459,731,780) – 130.7%	5,455,722,167

Liabilities in Excess of Other Assets – (30.7)%	(1,280,775,706)
Net Assets – 100.0%	$4,174,946,461

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,459,731,780
Gross unrealized appreciation	$113,046,197
Gross unrealized depreciation	(117,055,810
Net unrealized depreciation	$(4,009,613)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	19

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Affiliate	Par/Shares Held at September 30, 2010	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at June 30, 2011	Value at June 30, 2011	Realized Loss	Income
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.26%, 12/25/2035	$9,158	—	$(45)	$9,113	$9,113	—	$591
BlackRock Liquidity Funds, TempFund, Institutional Class	20,883,348	—	(20,883,348)[1]	—	—	—	42,082
iShares JPMorgan USD Emerging Markets Bond Fund	145,000	—	(30,500)	114,500	$12,517,140	$(171,926)	511,805
[1] Represents net shares sold.

(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)	All or a portion of security has been pledged as collateral in connection with swaps.

(m)	Represents or includes TBA transactions. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America NA	$17,958,125	$(68,984)
Barclays Capital	$(6,310,639)	$26,212
BNP Paribas	$29,604,255	$(22,011)
Citigroup Global Markets, Inc.	$92,000,347	$82,433
Credit Suisse Securities LLC	$(3,068,818)	$(40,412)
Deutsche Bank Securities, Inc.	$(94,436,801)	$(233,817)
Deutsche Bank AG	$(5,632,078)	$(18,203)
Goldman Sachs & Co.	$546,624,198	$604,307
Greenwich Financial Services	$(19,834,054)	$(52,683)
JPMorgan Securities, Ltd.	$(87,450,817)	$569,066
Morgan Stanley Capital Services, Inc.	$49,383,820	$(357,321)
Nomura Securities International, Inc.	$(53,550,000)	$145,688
UBS Securities	$36,978,750	$10,688
Wells Fargo Bank, NA	$(5,832,747)	$(5,028)

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

For Master LLC’s compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	20

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclay’s Capital, Inc.	0.07%	5/6/11	Open	$13,128,504	$13,127,100
Barclay’s Capital, Inc.	0.07%	5/6/11	Open	9,115,031	9,114,056
Barclay’s Capital, Inc.	0.07%	5/6/11	Open	11,545,235	11,544,000
BNP Paribas	0.02%	5/11/11	Open	8,924,743	8,923,875
BNP Paribas	0.02%	5/11/11	Open	5,418,527	5,418,000
Deutsche Bank AG	0.25%	6/23/11	Open	1,902,532	1,902,440
BNP Paribas	(0.40)%	6/30/11	7/1/11	175,072,055	175,074,000
Credit Suisse Securities
(USA) LLC	0.01%	6/30/11	7/1/11	352,187,598	352,187,500
Deutsche Bank AG	0.03%	6/30/11	7/1/11	4,481,141	4,481,138
Merrill Lynch	0.00%	6/30/11	7/1/11	6,037,500	6,037,500
Merrill Lynch	(0.07)%	6/30/11	7/1/11	173,171,513	173,172,182
Barclay’s Capital, Inc.	0.02%	6/30/11	7/5/11	3,730,668	3,730,658
BNP Paribas	0.16%	6/13/11	7/14/11	15,141,482	15,139,425
Total				$779,856,529	$779,851,874

1	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)
2,259	2-Year US Treasury Note	Chicago Board of Trade	September 2011	$495,472,544	$24,987
753	30-Year US Treasury Bond	Chicago Board of Trade	September 2011	94,207,605	(1,565,073)
85	90-Day Euro-Dollar Future	Chicago Mercantile	September 2011	21,153,971	22,716
55	90-Day Euro-Dollar Future	Chicago Mercantile	December 2011	13,685,526	6,725
31	90-Day Euro-Dollar Future	Chicago Mercantile	March 2012	7,692,973	19,440
128	90-Day Euro-Dollar Future	Chicago Mercantile	June 2012	31,773,386	29,814
167	90-Day Euro-Dollar Future	Chicago Mercantile	September 2012	41,077,222	330,428
141	90-Day Euro-Dollar Future	Chicago Mercantile	December 2012	34,893,235	(20,410)
78	90-Day Euro-Dollar Future	Chicago Mercantile	March 2013	19,078,565	164,036
132	90-Day Euro-Dollar Future	Chicago Mercantile	June 2013	32,504,112	(27,162)
213	90-Day Euro-Dollar Future	Chicago Mercantile	September 2013	51,789,948	477,589
153	90-Day Euro-Dollar Future	Chicago Mercantile	December 2013	37,102,783	338,229
9	90-Day Euro-Dollar Future	Chicago Mercantile	March 2014	2,185,900	10,775
120	Euro Currency Future	Chicago Mercantile	September 2011	21,404,584	327,416
Total					$139,510

•	Financial futures contracts sold as of June 30, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)
1,728	5-Year US Treasury Bond	Chicago Board of Trade	September 2011	$206,317,261	$347,760
2,452	10-Year US Treasury Note	Chicago Board of Trade	September 2011	300,648,065	699,502
38	Long Bond US Treasury Bond	Chicago Board of Trade	September 2011	2,864,514	28,384
254	Ultra U.S. Treasury Bond	Chicago Board of Trade	September 2011	32,910,964	843,464
7	CBOE Vix Future	Chicago Board of Trade	July 2011	126,334	(16)
19	Euro BOBL	Eurex	September 2011	2,207,399	(11,051)
70	Euro-Bund Future	Eurex	September 2011	8,828,407	64,977
29	Euro BUXL 30-Year Bond	Eurex	September 2011	3,067,008	116,865
28	Euro SCHATZ	Eurex	September 2011	3,018,229	9,700
27	U.K. Long Gilt Bond	Chicago Board of Trade	September 2011	3,264,433	32,714
15	S&P 500 EMini	Chicago Mercantile	September 2011	947,701	(38,924)
Total					$2,093,375

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	21

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,102,500	USD	4,500,487	Citibank NA	7/01/11	$(1,397)
AUD	12,767,000	CAD	13,150,853	Citibank NA	7/05/11	57,655
CAD	12,949,951	AUD	12,767,000	UBS AG	7/05/11	(265,961)
CAD	201,000	USD	207,040	Citibank NA	7/05/11	1,368
CAD	201,000	USD	203,709	Citibank NA	7/07/11	4,689
GBP	19,133,500	USD	30,605,947	Royal Bank of Scotland Plc	7/07/11	101,629
JPY	639,045,000	USD	7,544,217	Royal Bank of Scotland Plc	7/07/11	393,813
USD	21,500,250	GBP	13,150,000	Citibank NA	7/07/11	395,663
USD	3,662,781	GBP	2,243,000	Deutsche Bank AG	7/07/11	62,964
USD	3,648,045	GBP	2,228,000	Deutsche Bank AG	7/07/11	72,302
USD	1,514,081	GBP	932,500	UBS AG	7/07/11	17,501
USD	953,869	GBP	580,000	UBS AG	7/07/11	23,020
USD	7,908,356	JPY	642,908,220	Royal Bank of Scotland Plc	7/07/11	(77,663)
IDR	12,299,045,750	USD	1,429,000	HSBC Bank	7/11/11	3,914
USD	1,409,167	IDR	12,304,845,720	HSBC Bank	7/11/11	(24,423)
USD	1,638,221	NZD	2,011,000	HSBC Bank	7/11/11	(27,218)
CZK	34,558,000	HUF	379,515,956	JPMorgan Chase Bank NA	7/13/11	(8,358)
CAD	2,062,396	MXN	24,856,000	JPMorgan Chase Bank NA	7/18/11	17,210
MXN	60,495,463	CAD	4,923,000	Citibank NA	7/20/11	57,538
AUD	5,535,740	CAD	5,550,000	Citibank NA	7/21/11	173,072
RUB	56,431,900	USD	1,989,259	HSBC Bank	7/21/11	28,299
USD	2,045,000	HUF	394,460,050	Citibank NA	7/21/11	(103,378)
AUD	2,872,391	MXN	35,656,237	Royal Bank of Scotland	7/22/11	33,314
CHF	872,772	SEK	6,390,000	UBS AG	7/25/11	29,126
SEK	22,657,000	CHF	3,006,263	Citibank NA	7/25/11	1,790
SEK	12,848,000	CHF	1,790,699	UBS AG	7/25/11	(101,229)
CHF	1,771,000	GBP	1,332,130	UBS AG	7/26/11	(30,745)
EUR	2,896,942	GBP	2,505,000	Citibank NA	7/26/11	179,178
EUR	1,953,093	GBP	1,738,370	UBS AG	7/26/11	41,343
EUR	4,486,000	GBP	3,994,514	UBS AG	7/26/11	92,224
GBP	1,182,461	CHF	1,679,000	UBS AG	7/26/11	(99,965)
CNY	108,725,000	USD	16,646,253	HSBC Bank	7/27/11	172,258
CNY	165,411,000	USD	24,592,774	HSBC Bank	7/27/11	994,411
CNY	37,560,800	USD	5,800,000	Royal Bank of Canada	7/27/11	10,225
CNY	106,010,000	USD	16,375,994	Royal Bank of Canada	7/27/11	22,537
EUR	4,560,900	USD	6,660,830	Citibank NA	7/27/11	(50,889)
EUR	2,542,400	USD	3,597,402	Deutsche Bank AG	7/27/11	87,203
GBP	2,557,343	EUR	2,873,000	UBS AG	7/27/11	(60,427)
USD	51,087,018	CNY	342,272,803	HSBC Bank	7/27/11	(1,858,660)
USD	14,200,000	CNY	92,513,000	HSBC Bank	7/27/11	(110,700)
USD	10,535,378	EUR	7,335,000	Citibank NA	7/27/11	(94,961)
USD	1,108,488	EUR	774,000	Citibank NA	7/27/11	(13,241)
USD	4,497,310	EUR	3,102,500	Citibank NA	7/27/11	973
USD	22,605,728	EUR	16,022,000	Royal Bank of Scotland Plc	7/27/11	(614,353)
USD	6,122,640	EUR	4,339,500	Royal Bank of Scotland Plc	7/27/11	(166,434)
USD	8,410,597	EUR	5,880,500	Royal Bank of Scotland Plc	7/27/11	(111,790)
USD	105,761,484	EUR	72,742,800	Royal Bank of Scotland Plc	7/27/11	338,084
USD	2,664,576	EUR	1,860,000	UBS AG	7/27/11	(31,051)
USD	1,877,948	EUR	1,312,000	UBS AG	7/27/11	(23,484)
KRW	1,684,743,000	JPY	124,842,015	HSBC Bank	7/28/11	24,839
KRW	2,587,741,000	JPY	191,755,539	HSBC Bank	7/28/11	38,152
KRW	4,572,406,250	JPY	335,988,937	HSBC Bank	7/28/11	102,610
MYR	23,749,369	USD	7,724,000	UBS AG	7/28/11	127,730
USD	7,724,000	CNY	50,140,346	UBS AG	7/28/11	(32,104)
EUR	14,590,000	USD	20,857,076	Deutsche Bank AG	8/09/11	279,979
EUR	17,120,000	USD	24,191,039	Deutsche Bank AG	8/09/11	611,317
EUR	8,925,000	USD	12,681,122	Goldman Sachs International	8/09/11	248,845
USD	12,096,290	EUR	8,565,000	Deutsche Bank AG	8/09/11	(312,132)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	22

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,653,570	EUR	8,925,000	Deutsche Bank AG	8/09/11	$(276,396)
USD	12,062,687	EUR	8,555,000	Royal Bank of Scotland Plc	8/09/11	(331,248)
USD	20,610,126	EUR	14,590,000	UBS AG	8/09/11	(526,929)
USD	165,000	TRY	267,350	JPMorgan Chase Bank NA	8/10/11	1,487
USD	2,027,000	TRY	3,184,417	JPMorgan Chase Bank NA	8/10/11	79,380
AUD	11,540,000	USD	12,078,745	BNP Paribas	8/17/11	231,409
USD	12,180,747	AUD	11,540,000	BNP Paribas	8/17/11	(129,407)
CHF	8,402,674	USD	10,050,000	Royal Bank of Scotland Plc	8/29/11	(52,440)
USD	10,050,000	CHF	8,424,191	Royal Bank of Scotland Plc	8/29/11	26,839
USD	27,173,645	JPY	2,189,380,575	Royal Bank of Scotland Plc	9/27/11	(34,985)
CLP	490,084,400	USD	1,027,000	HSBC Bank	9/29/11	10,530
USD	244,081	ZAR	1,677,542	Citibank NA	9/29/11	(927)
USD	995,719	ZAR	6,930,039	Deutsche Bank AG	9/29/11	(16,423)
USD	203,278	CAD	201,000	Citibank NA	10/07/11	(4,641)
USD	30,572,788	GBP	19,133,500	Royal Bank of Scotland Plc	10/07/11	(100,530)
NZD	174,492	USD	139,571	Royal Bank of Scotland Plc	10/11/11	4,045
NZD	1,836,423	USD	1,485,070	Royal Bank of Scotland Plc	10/11/11	26,400
CAD	13,002,206	AUD	12,767,000	Citibank NA	10/26/11	(57,118)
HKD	41,696,563	USD	5,365,221	HSBC Bank	11/10/11	(2,411)
HKD	47,265,000	USD	6,073,319	HSBC Bank	11/10/11	5,676
HKD	47,265,000	USD	6,073,319	HSBC Bank	11/10/11	5,676
USD	5,375,000	HKD	41,696,563	HSBC Bank	11/10/11	12,190
USD	14,276,000	HKD	110,725,084	HSBC Bank	11/10/11	35,076
CZK	265,010,337	EUR	10,865,354	UBS AG	11/21/11	94,345
EUR	5,526,133	NOK	44,071,919	Royal Bank of Scotland Plc	11/21/11	(112,257)
GBP	5,365,000	CZK	150,269,036	Deutsche Bank AG	11/21/11	(355,609)
NOK	46,430,000	CZK	141,347,453	State Street Bank	11/21/11	106,362
EUR	9,162,832	HUF	2,504,187,325	Deutsche Bank AG	11/25/11	(212,378)
HUF	1,921,177,736	PLN	27,883,000	Deutsche Bank AG	11/25/11	288,755
PLN	28,285,643	EUR	7,113,863	UBS AG	11/25/11	(102,735)
Total						$(762,052)

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	USD	11,350	$199,445
McClatchy Co.	5.00%	Goldman Sachs International	6/20/13	USD	500	(8,056)
MGIC Investment Corp.	5.00%	Goldman Sachs International	6/20/13	USD	1,500	45,715
Radian Group, Inc.	5.00%	Goldman Sachs International	6/20/13	USD	1,500	38,703
McClatchy Co.	5.00%	JPMorgan Chase Bank NA	6/20/13	USD	500	(3,424)
McClatchy Co.	5.00%	Morgan Stanley Capital Services, Inc.	6/20/13	USD	1,000	8,672
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	USD	3,800	(24,389)
Dean Foods Co.	5.00%	Barclays Bank Plc	3/20/14	USD	3,100	(131,440)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	USD	13,350	1,128,791
Hellenic Republic Government Bond	1.00%	Credit Suisse Securities (USA) LLC	3/20/16	USD	655	126,067
Ireland Government Bond	1.00%	Barclays Bank Plc	3/20/16	USD	5,502	377,883
Macy’s, Inc.	1.00%	Barclays Bank Plc	3/20/16	USD	3,330	(70,969)
Spain (Kingdom of)	1.00%	Citibank NA	3/20/16	USD	5,272	4,551
Spain (Kingdom of)	1.00%	JPMorgan Chase Bank NA	3/20/16	USD	13,178	38,419
Beazer Homes USA, Inc.	5.00%	Bank of America NA	6/20/16	USD	2,000	164,273
Best Buy Co., Inc.	1.00%	Bank of America NA	6/20/16	USD	2,900	34,438
Macy’s, Inc.	1.00%	BNP Paribas	6/20/16	USD	1,250	(23,016)
Portugal Government Bond	1.00%	Deutsche Bank AG	6/20/16	USD	2,200	63,812

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	23

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
MGM Resorts International	5.00%	Goldman Sachs International	6/20/16	USD	3,000	$(54,821)
Adecco SA	1.00%	JPMorgan Chase Bank NA	6/20/16	EUR	4,000	51,285
Bertelsmann AG	1.00%	JPMorgan Chase Bank NA	6/20/16	EUR	4,000	30,773
Gas Natural SDG SA	1.00%	JPMorgan Chase Bank NA	6/20/16	EUR	3,650	18,483
Iberdrola SA	1.00%	JPMorgan Chase Bank NA	6/20/16	EUR	3,650	24,322
Saint-Gobain Nederland BV	1.00%	JPMorgan Chase Bank NA	6/20/16	EUR	4,000	19,551
United States Steel Corp.	5.00%	JPMorgan Chase Bank NA	6/20/16	USD	5,000	(22,309)
Alcoa, Inc.	1.00%	Bank of America NA	9/20/16	USD	3,300	(27,279)
Intesa Sanpaolo SpA	3.00%	BNP Paribas	9/20/16	EUR	1,100	679
PostNL	1.00%	BNP Paribas	9/20/16	EUR	3,500	76,135
Banco Bilbao Vizcaya Argentina SA	3.00%	Citibank NA	9/20/16	EUR	2,000	(71,445)
Hellenic Republic Government Bond	1.00%	Citibank NA	9/20/16	USD	1,965	422,724
Hellenic Republic Government Bond	1.00%	Citibank NA	9/20/16	USD	1,965	408,165
Peugeot SA	1.00%	Citibank NA	9/20/16	EUR	1,500	(6,447)
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16		6,017	1,599,775
Akzo Nobel NV	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	EUR	3,000	(1,522)
Assicurazioni Generali SpA	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	EUR	1,100	2,660
Henkel AG & Co. KGaA	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	EUR	4,000	(9,987)
Royal Bank of Scotland Plc	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	EUR	2,200	(19,583)
Xstrata Plc	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	EUR	2,520	(24,679)
Bilbao Vizcaya Argentaria SA	3.00%	Deutsche Bank AG	9/20/16	EUR	2,200	(62,859)
Diageo plc	1.00%	Deutsche Bank AG	9/20/16	EUR	3,650	(15,526)
WPP 2005 Ltd.	1.00%	JPMorgan Chase Bank NA	9/20/16	EUR	4,000	(13,494)
Peugeot SA	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	EUR	4,500	26,133
Rio Tinto Limited	1.00%	UBS AG	9/20/16	USD	5,000	(16,709)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	20,100	260,250
Total						$4,563,750

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	BBB+	USD	12,610	$7,760
MBIA Insurance Corp.	5.00%	Citibank NA	6/20/12	B-	USD	5,000	70,398
AMR Corp.	5.00%	Barclays Bank Plc	6/20/13	CCC+	USD	6,800	(184,722)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	6/20/13	B-	USD	5,000	(33,536)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	9/20/13	B-	USD	2,500	(28,216)
Beazer Homes USA, Inc.	5.00%	Bank of America NA	6/20/14	CCC	USD	2,750	(146,111)
Assured Guaranty Corp.	5.00%	Citibank NA	6/20/14	AA+	USD	10,000	(449,059)
McClatchy Co.	5.00%	Bank of America NA	9/20/14	CCC	USD	2,000	—

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	24

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Boyd Gaming Corp.	5.00%	Morgan Stanley Capital Services, Inc.	12/20/14	CCC+	USD	2,000	$70,090
AK Steel Corp.	5.00%	BNP Paribas	6/20/15	BB	USD	8,000	45,281
SUPERVALU, Inc.	5.00%	Goldman Sachs International	9/20/15	B	USD	2,500	—
Boyd Gaming Corp.	5.00%	Credit Suisse Securities (USA) LLC	12/20/15	CCC+	USD	2,000	31,159
Dean Foods Co.	5.00%	Barclays Bank Plc	3/20/16	B-	USD	2,800	115,378
Advanced Micro Devices, Inc.	5.00%	Barclays Bank Plc	6/20/16	B+	USD	2,500	(64,120)
Block Financial LLC	5.00%	Barclays Bank Plc	6/20/16	BBB	USD	1,500	(48,707)
Anheuser-Busch InBev NV	1.00%	BNP Paribas	6/20/16	A-	EUR	3,250	(12,424)
Forest Oil Corp.	5.00%	BNP Paribas	6/20/16	BB-	USD	1,000	(28,281)
Advanced Micro Devices, Inc.	5.00%	Citibank NA	6/20/16	B+	USD	5,000	(218,469)
Boyd Gaming Corp.	5.00%	Citibank NA	6/20/16	CCC+	USD	5,000	(193,105)
Amkor Technology, Inc.	5.00%	Credit Suisse Securities (USA) LLC	6/20/16	AA+	USD	5,000	(81,343)
Boyd Gaming Corp.	5.00%	Credit Suisse Securities (USA) LLC	6/20/16	CCC+	USD	2,500	(98,354)
Pernod Ricard SA	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	BB+	EUR	2,750	(10,564)
Royal Caribbean Cruises Ltd.	5.00%	Credit Suisse Securities (USA) LLC	6/20/1634	BB	USD	9,000	(37,310)
SUPERVALU, Inc.	5.00%	Credit Suisse Securities (USA) LLC	6/20/16	B	USD	2,500	(75,312)
Boyd Gaming Corp.	5.00%	Deutsche Bank AG	6/20/16	CCC+	USD	2,500	(94,910)
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	6/20/16	B+	USD	5,000	(107,934)
Assured Guaranty Corp.	5.00%	Goldman Sachs International	6/20/16	AA+	USD	5,000	(174,244)
ARAMARK Corp.	5.00%	JPMorgan Chase Bank NA	6/20/16	B	USD	1,850	17,889
E.ON AG	1.00%	JPMorgan Chase Bank NA	6/20/16	A	USD	3,250	3,360
Forest Oil Corp.	5.00%	JPMorgan Chase Bank NA	6/20/16	BB-	USD	3,000	(125,931)
National Grid plc	1.00%	JPMorgan Chase Bank NA	6/20/16	BBB+	USD	3,250	(9,668)
Telefonica SA	1.00%	JPMorgan Chase Bank NA	6/20/16	A-	USD	7,300	(94,465)
Boyd Gaming Corp.	5.00%	Morgan Stanley Capital Services, Inc.	6/20/16	CCC+	USD	2,500	(94,328)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas	9/20/16	BBB+	USD	2,000	30,763
Koninklijke Philips Electronics NV	1.00%	BNP Paribas	9/20/16	A-	USD	4,500	3,212
UniCredit SpA	3.00%	BNP Paribas	9/20/16	A-	USD	1,100	12,897
Glencore International AG	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	BBB	USD	1,800	24,610
Lloyds TSB Bank Plc	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A+	USD	2,200	16,673
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	AA-	USD	2,200	30,072
Heineken NV	1.00%	Deutsche Bank AG	9/20/16	A-	USD	3,650	5,247
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank NA	9/20/16	BBB+	USD	2,200	(137,281)
BASF SE	1.00%	JPMorgan Chase Bank NA	9/20/16	A+	USD	2,000	(2,356)
Bayer AG	1.00%	JPMorgan Chase Bank NA	9/20/16	A-	USD	2,000	4,628
Tesco Plc	1.00%	JPMorgan Chase Bank NA	9/20/16	A-	USD	3,500	7,991
Total							$(2,053,342)

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Master LLC may pay should a negative event take place as defined under the terms of agreement.

	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	25

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx - Europe Sub Financial Index Series 14	1.00%	Barclays Bank Plc	12/20/15	EUR	2,200	$5,415
Dow Jones CDX North America Investment Grade Index Series 15	1.00%	Citibank NA	12/20/15	USD	35,000	(95,924)
Dow Jones CDX North America Investment Grade Index Series 15	1.00%	Citibank NA	12/20/15	USD	12,500	(65,725)
Dow Jones CDX North America Investment Grade	1.00%	Credit Suisse Securities (USA) LLC	12/20/15	USD	7,500	(28,527)
iTraxx - Europe Sub Financial Index Series 14	1.00%	Credit Suisse Securities (USA) LLC	12/20/15	EUR	2,000	(31,700)
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	10,740	(96,294)
Dow Jones CDX North America Investment Grade	1.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	8,000	(64,891)
Dow Jones CDX North America Investment Grade Index Series 15	1.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	4,000	(30,334)
iTraxx – Europe Sub Financial Index Series 15	1.00%	Barclays Bank Plc	6/20/16	EUR	5,100	(67,957)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	USD	43,650	(21,857)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	USD	26,000	(95,482)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	USD	87,210	(279,336)
iTraxx – Europe Sub Financial Index Series 15	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	EUR	3,000	(63,623)
iTraxx – Europe Sub Financial Index Series 15	5.00%	Credit Suisse Securities (USA) LLC	6/20/16	EUR	5,900	(88,473)
Dow Jones CDX North America High Yield Index Series 16	5.00%	Deutsche Bank AG	6/20/16	USD	5,000	(97,645)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Goldman Sachs International	6/20/16	USD	40,000	(139,855)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	USD	7,000	(22,828)
iTraxx – Europe Sub Financial Index Series 15	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	EUR	2,800	(20,351)
Dow Jones CDX North America Investment Grade Index Series 16	5.00%	UBS AG	6/20/16	USD	5,000	(103,918)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	26

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
MCDX North America Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/21	USD	20,680	$133,792
Total						$(1,275,513)

•	Credit default swaps on traded indexes – sold protection outstanding as of June 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade Index Series 15	1.00%	Citibank NA	12/20/15	BBB+	$45,000	$19,657
Dow Jones CDX North America High Yield Index Series 16	5.00%	Credit Suisse Securities (USA) LLC	6/20/16	BBB+	$6,000	—
MCDX North America Series 14	0.00%	Goldman Sachs International	6/20/20	AA	$10,340	715,768
Total						$735,425

	[3]	Using Standard & Poor’s rating of the underlying securities.

	[4]	The maximum potential amount the Master LLC may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.69% (a)	3-month LIBOR	Barclays Bank Plc	9/07/12	$210,000	$(643,469)
0.92% (a)	3-month LIBOR	Deutsche Bank AG	2/28/13	$88,000	(507,148)
0.79% (a)	3-month LIBOR	Deutsche Bank AG	5/04/13	$26,400	(73,799)
0.65% (a)	3-month LIBOR	JPMorgan Chase Bank NA	6/22/13	$148,100	105,152
0.65% (a)	3-month LIBOR	UBS AG	6/22/13	$118,400	81,279
0.67% (a)	3-month LIBOR	Bank of America NA	6/29/13	$66,900	21,880
0.71% (a)	3-month LIBOR	Citibank NA	7/01/13	$227,500	(110,793)
0.71% (a)	3-month LIBOR	Deutsche Bank AG	7/01/13	$240,900	(81,419)
1.32% (a)	3-month LIBOR	Citibank NA	12/17/13	$31,000	(330,308)
1.41% (a)	3-month LIBOR	Deutsche Bank AG	12/20/13	$46,600	(596,587)
1.26% (a)	3-month LIBOR	Deutsche Bank AG	12/24/13	$48,400	(432,863)
1.59% (a)	3-month LIBOR	Deutsche Bank AG	3/08/14	$34,000	(543,679)
2.48% (a)	3-month LIBOR	Bank of America NA	2/22/16	$3,900	(108,080)
2.46% (a)	3-month LIBOR	Deutsche Bank AG	4/04/16	$3,800	(95,249)
2.39% (b)	3-month LIBOR	Deutsche Bank AG	4/14/16	$11,200	242,057
2.15% (b)	3-month LIBOR	Deutsche Bank AG	4/28/16	$40,100	594,250
1.79% (a)	3-month LIBOR	Citibank NA	6/29/16	$6,000	62,789
1.95% (a)	3-month LIBOR	Citibank NA	7/01/16	$10,900	(32,437)
2.20% (b)	3-month LIBOR	Bank of America NA	8/22/16	$17,600	65,719
2.31% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	8/23/16	$42,800	381,472
2.38% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	$300	2,090
3.51% (a)	3-month LIBOR	BNP Paribas	5/20/20	$400	(13,797)
3.57% (b)	3-month LIBOR	JPMorgan Chase Bank NA	2/28/21	$21,400	661,317
3.66% (b)	3-month LIBOR	Royal Bank of Scotland Plc	3/08/21	$14,600	559,145
3.62% (b)	3-month LIBOR	Citibank NA	3/11/21	$10,200	333,862
3.58% (a)	3-month LIBOR	Citibank NA	4/04/21	$6,200	(190,153)
3.39% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/04/21	$7,100	(91,583)
3.29% (b)	3-month LIBOR	Citibank NA	5/10/21	$13,200	55,760
3.23% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	5/10/21	$15,200	(15,156)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	27

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
3.27% (a)	3-month LIBOR	Deutsche Bank AG	5/16/21	$20,700	$(45,608)
3.27% (b)	3-month LIBOR	UBS AG	5/20/21	$21,100	49,814
3.19% (b)	3-month LIBOR	JPMorgan Chase Bank NA	5/27/21	$2,700	(12,829)
3.24% (b)	3-month LIBOR	Citibank NA	5/31/21	$30,300	(26,671)
3.06% (b)	3-month LIBOR	Deutsche Bank AG	6/10/21	$3,900	(64,413)
3.06% (b)	3-month LIBOR	Deutsche Bank AG	6/14/21	$19,000	(314,119)
3.06% (b)	3-month LIBOR	Citibank NA	6/15/21	$2,800	(47,371)
2.62% (b)	3-month LIBOR	Bank of America NA	6/27/21	$23,250	(588,105)
2.63% (b)	3-month LIBOR	BNP Paribas	6/27/21	$23,250	(556,685)
3.10% (b)	3-month LIBOR	Citibank NA	6/30/21	$7,900	(109,923)
3.25% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	7/05/21	$2,500	2,967
3.25% (a)	3-month LIBOR	UBS AG	7/05/21	$13,500	—
4.34% (a)	3-month LIBOR	Citibank NA	4/14/41	$9,700	(464,687)
4.35% (a)	3-month LIBOR	Deutsche Bank AG	4/14/41	$7,600	(383,351)
4.02% (a)	3-month LIBOR	UBS AG	7/01/41	$6,500	63,991
4.06% (a)	3-month LIBOR	Deutsche Bank AG	7/05/41	$8,100	25,547
Total					$(3,171,191)

(a) Pays floating interest rate and receives fixed rate.

(b) Pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of June 30, 2011 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
—	4.50%	Bank of America NA	1/12/40	$11,456	$(49,930	)(c)
—	4.50%	JPMorgan Chase Bank NA	1/12/40	$7,745	(49,397	)(c)
Total					$(99,327)

(c)	Based on the change in the return of the Market IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivative financial instruments)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	28

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master LLC’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$246,419,381	$40,622,314	$287,041,695
Common Stocks	$630,719	—	—	630,719
Corporate Bonds	—	1,603,330,230	—	1,603,330,230
Floating Rate Loan Interests	—	102,282,041	35,175,679	137,457,720
Foreign Agency Obligations	—	126,522,398		126,522,398
Investment Companies	12,517,140	—	—	12,517,140
Non-Agency Mortgage-Backed Securities	—	524,212,552	25,846,262	550,058,814
Preferred Securities	17,511,780	29,199,277	—	46,711,057
Taxable Municipal Bonds	—	19,968,523	—	19,968,523
U.S. Government Sponsored Agency Securities	—	3,490,115,519	—	3,490,115,519
U.S. Treasury Obligations	—	913,760,915	—	913,760,915
Short-Term Securities
Borrowed Bond Agreements	—	170,708,272	—	170,708,272
Liabilities:
Investments:
Borrowed Bonds	—	(251,181,492)	—	(251,181,492)
TBA Sale Commitments	—	(1,632,054,168)	—	(1,632,054,168)
Total	$30,659,639	$5,343,283,448	$101,644,255	$5,475,587,342

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$8,649,354	$715,768	$9,365,122
Equity risk	$2,725,468	—	—	2,725,468
Foreign currency transactions	—	9,958,499	—	9,958,499
Interest rate contracts	6,517,083	44,467,139	—	50,984,222
Liabilities:
Credit contracts	—	(13,347,555)	—	(13,347,555)
Equity risk	(38,924)	(146,820)	—	(185,744)
Foreign currency transactions	—	(8,817,300)	—	(8,817,300)
Interest rate contracts	(1,623,712)	(68,654,213)	—	(70,277,925)
Credit contracts	—	(99,327)	—	(99,327)
Total	$7,579,915	$(27,990,223)	$715,768	$(19,694,540)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	29

Schedule of Investments (concluded)	Master Total Return Portfolio of Master Bond LLC

•	The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets/Liabilities:
Balance, as of September 30, 2010	$17,382,858	—	$44,026,239	$61,409,097
Accrued discounts/premiums	19,767	$5	11,039	30,811
Realized gain (loss)	(423,584)	40,665	91,542	(291,377)
Net change in unrealized appreciation/depreciation[2]	1,403,544	530,032	(35,736)	1,897,840
Purchases	34,676,083	39,123,265	27,080,521	100,879,869
Sales	(12,436,354)	(4,518,288)	(16,609,105)	(33,563,747)
Transfers in6	—	—	—	—
Transfers out[6]	—	—	(28,718,238)	(28,718,238)
Balance, as of June 30, 2011	$40,622,314	$35,175,679	$25,846,262	$101,644,255

[2]	The change in unrealized appreciation/depreciation on investments still held at June 30, 2011 was $866,326.

•	The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts Assets	Credit Contracts Liabilities	Interest Rate Contracts Liabilities	Total
Assets/Liabilities:
Balance, as of September 30, 2010	—	$(448,869)	$(163,781)	$(612,650)
Accrued discounts/premiums	—	(197)	(11,842)	(12,039)
Realized gain (loss)	—	(177,914)	(1,701,403)	(1,879,317)
Net change in unrealized appreciation/depreciation[3]	$715,768	448,869	163,781	1,328,418
Purchases	—	—	—	—
Sales	—	—	—	—
Issuances[4]	—	145,265	568,919	714,184
Settlements[5]	—	32,846	1,144,326	1,177,172
Transfers in6	—	—	—	—
Transfers out[6]	—	—	—	—
Balance, as of June 30, 2011	$715,768	$—	$—	$715,768

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at June 30, 2011 was $1,081,228.

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Master LLC’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Master LLC had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2011	30

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 24, 2011